SCHEDULES OF INVESTMENTS

ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.7%

Consumer Discretionary – 8.0%
Auto Components - 1.2%
Gentex Corporation	7,501	$206,540
Nokian Renkaat	35,600	1,004,202
		1,210,742
Hotels, Restaurants & Leisure - 0.1%
Cheesecake Factory	2,329	97,073
Household Durables - 1.6%
Hunter Douglas	20,000	1,299,220
La-Z-Boy	8,415	282,660
		1,581,880
Specialty Retail - 4.5%
American Eagle Outfitters	64,431	1,045,071
Caleres	53,378	1,249,579
Designer Brands Cl. A	60,115	1,029,169
Rent-A-Center	4,800	123,792
USS	56,000	1,086,076
		4,533,687
Textiles, Apparel & Luxury Goods - 0.6%
HUGO BOSS	9,800	524,996
Steven Madden	2,778	99,425
		624,421
Total		8,047,803

Consumer Staples – 0.5%
Food & Staples Retailing - 0.4%
FamilyMart	19,200	467,548
Household Products - 0.1%
Spectrum Brands Holdings	1,493	78,684
Total		546,232

Energy – 5.9%
Energy Equipment & Services - 3.0%
Helmerich & Payne	29,504	1,182,226
TGS-NOPEC Geophysical	72,700	1,845,139
		3,027,365
Oil, Gas & Consumable Fuels - 2.9%
Alliance Resource Partners L.P.	26,264	420,487
Cimarex Energy	17,300	829,362
Gaztransport Et Technigaz	16,400	1,623,960
		2,873,809
Total		5,901,174

Financials – 29.3%
Banks - 2.3%
Bank of Georgia Group	39,500	648,858
BOK Financial	16,214	1,283,338
City Holding Company	4,589	349,911
		2,282,107
Capital Markets - 22.3%
Ashmore Group	349,000	2,171,311
AURELIUS Equity Opportunities	7,200	297,112
B3-Brasil, Bolsa, Balcao	187,000	1,963,636
Bolsa Mexicana de Valores	888,000	1,676,193
Carlyle Group L.P.	97,800	2,499,768
Coronation Fund Managers	153,700	423,094
Federated Investors Cl. B	25,900	839,419
Houlihan Lokey Cl. A	6,846	308,755
Jupiter Fund Management	225,700	986,268
KKR & Co. Cl. A	132,500	3,557,625
Lazard Cl. A	23,700	829,500
Moelis & Company Cl. A	18,359	603,093
Northern Trust	17,700	1,651,764
SEI Investments	37,900	2,245,764
Sprott	588,600	1,386,143
State Street	17,700	1,047,663
		22,487,108
Diversified Financial Services - 1.1%
Jefferies Financial Group	59,700	1,098,480
Insurance - 1.2%
Reinsurance Group of America	7,805	1,247,864
Thrifts & Mortgage Finance - 2.4%
Genworth MI Canada	31,748	1,260,479
WSFS Financial	26,501	1,168,694
		2,429,173
Total		29,544,732

Health Care – 2.3%
Health Care Providers & Services - 0.1%
Ensign Group (The)	2,151	102,022
Pharmaceuticals - 2.2%
Recordati	35,200	1,510,096
Santen Pharmaceutical	41,600	722,541
		2,232,637
Total		2,334,659

Industrials – 26.9%
Aerospace & Defense - 3.9%
HEICO Corporation Cl. A	40,920	3,981,925
Airlines - 2.1%
Allegiant Travel	7,271	1,088,178
Hawaiian Holdings	40,656	1,067,626
		2,155,804
Building Products - 1.6%
Apogee Enterprises	4,400	171,556
Geberit	800	382,025
TOTO	29,600	1,107,348
		1,660,929
Commercial Services & Supplies - 0.5%
Herman Miller	11,276	519,711
Construction & Engineering - 0.1%
Comfort Systems USA	2,359	104,338
Electrical Equipment - 1.9%
EnerSys	3,756	247,671
Hubbell Incorporated	12,700	1,668,780
		1,916,451
Machinery - 9.5%
Alamo Group	888	104,535
Federal Signal	3,229	105,717
Graco	45,400	2,090,216
Lincoln Electric Holdings	10,550	915,318
Lindsay Corporation	21,400	1,986,990
Pfeiffer Vacuum Technology	9,600	1,303,755
Spirax-Sarco Engineering	21,900	2,112,434
Wabash National	67,392	977,858
		9,596,823
Marine - 1.5%
Clarkson	48,600	1,464,025
Professional Services - 2.6%
Korn Ferry	9,101	351,663
ManpowerGroup	22,600	1,903,824
Robert Half International	5,694	316,928
		2,572,415
Road & Rail - 1.1%
Old Dominion Freight Line	700	118,979
Werner Enterprises	26,743	944,028
		1,063,007
Trading Companies & Distributors - 2.1%
Applied Industrial Technologies	36,500	2,073,200
Total		27,108,628

Information Technology – 9.0%
Electronic Equipment, Instruments & Components - 5.6%
FLIR Systems	65,800	3,460,422
Methode Electronics	32,838	1,104,671
Vishay Intertechnology	61,367	1,038,943
		5,604,036
IT Services - 2.6%
KBR	106,200	2,606,148
Semiconductors & Semiconductor Equipment - 0.3%
MKS Instruments	3,708	342,174
Software - 0.5%
SimCorp	5,600	491,741
Total		9,044,099

Materials – 13.6%
Chemicals - 2.6%
Quaker Chemical	16,400	2,593,496
Containers & Packaging - 2.8%
AptarGroup	23,800	2,819,110
Metals & Mining - 8.2%
Franco-Nevada	26,400	2,406,624
Reliance Steel & Aluminum	22,900	2,282,214
Royal Gold	15,500	1,909,755
Worthington Industries	46,800	1,687,140
		8,285,733
Total		13,698,339

Real Estate – 0.4%
Real Estate Management & Development - 0.4%
Relo Group	18,400	450,619
Total		450,619

Utilities – 1.8%
Water Utilities - 1.8%
Aqua America	39,800	1,784,234
Total		1,784,234

TOTAL COMMON STOCKS
(Cost $60,829,326)		98,460,519

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $2,387,023 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 8/15/27, valued at $2,437,497)
(Cost $2,387,000)		2,387,000

TOTAL INVESTMENTS – 100.1%
(Cost $63,216,326)		100,847,519

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(87,375)

NET ASSETS – 100.0%		$100,760,144

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.1%

Banks - 16.3%
BOK Financial	10,450	$827,118
Bryn Mawr Bank	10,000	365,100
Cadence Bancorporation Cl. A	15,887	278,658
Canadian Western Bank	14,000	351,466
Capital City Bank Group	25,481	699,453
First Citizens BancShares Cl. A	2,031	957,718
First Republic Bank	6,498	628,357
Popular	23,465	1,268,987
TriState Capital Holdings [1]	11,600	244,064
Umpqua Holdings	17,400	286,404
Total		5,907,325

Capital Markets - 52.3%
Ares Management Cl. A	38,950	1,044,249
Ashmore Group	157,000	976,779
Associated Capital Group Cl. A	7,000	249,130
B3-Brasil, Bolsa, Balcao	61,000	640,544
Bolsa Mexicana de Valores	174,000	328,443
Canaccord Genuity Group	133,000	524,029
Carlyle Group L.P.	33,400	853,704
Charles Schwab	8,400	351,372
Coronation Fund Managers	61,200	168,467
CRISIL	14,000	268,685
Edelweiss Financial Services	155,000	207,122
Egyptian Financial Group-Hermes
Holding Company	307,987	365,120
GMP Capital	108,000	203,797
Great Elm Capital Group [1]	115,545	427,517
Hamilton Lane Cl. A	11,500	655,040
Hellenic Exchanges - Athens Stock Exchange	50,000	251,234
Intermediate Capital Group	39,111	699,694
INTL FCStone [1]	12,870	528,442
IOOF Holdings	55,000	237,211
JSE	51,000	441,169
Jupiter Fund Management	106,900	467,134
KKR & Co. Cl. A	23,900	641,715
MarketAxess Holdings	3,496	1,144,940
Northern Trust	3,770	351,816
NZX	580,000	468,523
Rothschild & Co	27,700	794,040
SEI Investments	7,950	471,077
Silvercrest Asset Management Group Cl. A	41,600	511,680
Sprott	500,000	1,177,492
TD Ameritrade Holding Corporation	8,680	405,356
Tel Aviv Stock Exchange [1]	228,800	708,860
TMX Group	3,700	319,325
U.S. Global Investors Cl. A	183,900	367,800
Value Partners Group	772,000	389,068
Virtu Financial Cl. A	47,400	775,464
Warsaw Stock Exchange	19,000	190,232
Westaim Corporation [1]	105,000	198,136
WisdomTree Investments	27,100	141,598
Total		18,946,004

Closed-End Funds - 1.0%
Eagle Point Income	19,341	374,248
Total		374,248

Consumer Finance - 0.5%
Currency Exchange International [1]	13,000	186,436
Total		186,436

Diversified Financial Services - 0.7%
ECN Capital	75,000	258,708
Total		258,708

Hotels, Restaurants & Leisure - 0.5%
Thomas Cook (India)	94,000	179,726
Total		179,726

Insurance - 3.5%
E-L Financial	1,820	1,031,748
First American Financial	3,900	230,139
Total		1,261,887

IT Services - 1.9%
Cass Information Systems	5,016	270,814
PayPal Holdings [1]	4,054	419,954
Total		690,768

Metals & Mining - 3.7%
Franco-Nevada	14,850	1,353,726
Total		1,353,726

Professional Services - 3.1%
IHS Markit [1]	11,900	795,872
People [1]	45,300	309,101
Total		1,104,973

Real Estate Management & Development - 8.6%
Altus Group	32,000	964,940
FirstService Corporation	12,600	1,292,382
FRP Holdings [1]	7,957	382,095
RMR Group (The) Cl. A	10,000	454,800
Total		3,094,217

Software - 2.7%
Benefitfocus [1]	10,600	252,386
Bottomline Technologies [1]	9,800	385,630
Envestnet [1]	6,000	340,200
Total		978,216

Trading Companies & Distributors - 2.3%
Air Lease Cl. A	19,500	815,490
Total		815,490

TOTAL COMMON STOCKS
(Cost $25,769,104)		35,151,724

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $1,119,011 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 8/15/27, valued at $1,142,741)
(Cost $1,119,000)		1,119,000

TOTAL INVESTMENTS – 100.2%
(Cost $26,888,104)		36,270,724

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(60,849)

NET ASSETS – 100.0%		$36,209,875

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.5%

Australia – 9.0%
Bravura Solutions	4,000,000	$11,177,174
Cochlear	80,000	11,239,269
Hansen Technologies	5,985,935	15,271,984
IPH	1,900,000	11,169,749
Technology One	2,145,000	10,394,974
Total		59,253,150

Brazil – 4.0%
OdontoPrev	3,075,000	11,959,711
TOTVS	1,020,000	14,174,611
Total		26,134,322

Canada – 5.0%
Altus Group	445,000	13,418,689
Computer Modelling Group	1,387,700	6,399,855
Morneau Shepell	525,000	13,061,101
Total		32,879,645

China – 2.3%
TravelSky Technology	7,310,000	15,183,893
Total		15,183,893

Denmark – 1.7%
SimCorp	128,500	11,283,696
Total		11,283,696

France – 3.7%
Lectra	218,780	4,316,114
Neurones	412,500	9,621,537
Thermador Groupe	167,987	10,106,981
Total		24,044,632

Germany – 5.4%
Amadeus Fire	115,000	12,709,911
Carl Zeiss Meditec	102,000	11,628,898
Norma Group	325,000	11,271,721
Total		35,610,530

India – 1.9%
AIA Engineering	477,000	12,014,384
Total		12,014,384

Italy – 1.9%
DiaSorin	107,000	12,443,854
Total		12,443,854

Japan – 17.6%
As One	156,000	12,912,832
Benefit One	695,000	13,125,457
Cosel	1,050,000	9,953,757
Daifuku	365,000	18,802,775
Fukui Computer Holdings	63,200	1,436,722
Medikit	121,300	7,763,200
Meitec Corporation	275,000	13,454,335
NSD	415,000	11,917,457
TechnoPro Holdings	160,000	9,470,520
TKC Corporation	386,500	16,728,971
Total		115,566,026

Netherlands – 5.2%
IMCD	265,000	19,597,580
Intertrust	725,000	14,176,439
Total		33,774,019

New Zealand – 1.8%
Fisher & Paykel Healthcare	1,100,000	11,916,585
Total		11,916,585

Norway – 2.1%
TGS-NOPEC Geophysical	550,000	13,959,099
Total		13,959,099

Singapore – 1.9%
XP Power	425,000	12,593,661
Total		12,593,661

Sweden – 9.4%
Bravida Holding	1,500,000	13,157,694
Hexpol	2,314,000	17,759,225
Lagercrantz Group	835,000	10,636,781
Loomis Cl. B	565,000	19,858,696
Total		61,412,396

Switzerland – 10.2%
Bossard Holding	62,140	8,554,718
Kardex	90,000	12,426,231
LEM Holding	10,000	11,923,250
Partners Group Holding	24,000	18,415,110
VZ Holding	52,500	15,675,567
Total		66,994,876

United Kingdom – 12.4%
Ashmore Group	2,080,000	12,940,763
Croda International	285,000	17,030,490
Marlowe [1]	1,576,306	8,547,225
Restore	1,935,000	9,707,048
Spirax-Sarco Engineering	143,000	13,793,517
Victrex	725,000	19,236,917
Total		81,255,960

TOTAL COMMON STOCKS
(Cost $580,916,396)		626,320,728

PREFERRED STOCK– 2.3%
Germany – 2.3%
FUCHS PETROLUB	400,000	15,023,875
(Cost $17,063,000)		15,023,875

REPURCHASE AGREEMENT – 2.5%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $16,512,161 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 8/15/27, valued at $16,842,321)
(Cost $16,512,000)		16,512,000

TOTAL INVESTMENTS – 100.3%
(Cost $614,491,396)		657,856,603

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(1,712,470)

NET ASSETS – 100.0%		$656,144,133

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Communication Services – 2.3%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	308,200	$1,467,032
Entertainment - 0.6%
Gaia Cl. A [1]	301,600	1,970,956
Interactive Media & Services - 0.9%
QuinStreet [1]	234,046	2,946,639
Media - 0.3%
Marchex Cl. B [1]	344,200	1,080,788
Total		7,465,415

Consumer Discretionary – 11.3%
Auto Components - 3.0%
Fox Factory Holding [1,2]	38,100	2,371,344
Modine Manufacturing [1]	199,200	2,264,904
Stoneridge [1]	128,600	3,982,742
Unique Fabricating [1]	389,041	1,124,328
		9,743,318
Hotels, Restaurants & Leisure - 2.8%
Century Casinos [1]	490,100	3,788,473
Lindblad Expeditions Holdings [1]	140,700	2,358,132
Red Lion Hotels [1,2]	438,800	2,843,424
		8,990,029
Household Durables - 0.7%
Lovesac Company (The) [1,2]	115,100	2,148,917
Internet & Direct Marketing Retail - 1.0%
Rubicon Project (The) [1]	348,500	3,035,435
Leisure Products - 0.7%
MasterCraft Boat Holdings [1]	156,100	2,329,793
Specialty Retail - 2.4%
Buckle (The)	62,675	1,291,105
Citi Trends	91,924	1,682,209
Designer Brands Cl. A	85,400	1,462,048
Shoe Carnival	98,211	3,183,019
		7,618,381
Textiles, Apparel & Luxury Goods - 0.7%
Vera Bradley [1,2]	217,800	2,199,780
Total		36,065,653

Consumer Staples – 1.0%
Beverages - 0.8%
Eastside Distilling [1]	164,500	804,405
Primo Water [1,2]	145,800	1,790,424
		2,594,829
Food Products - 0.2%
Farmer Bros. [1]	37,639	487,425
Total		3,082,254

Energy – 4.1%
Energy Equipment & Services - 3.4%
Gulf Island Fabrication [1]	147,893	791,228
Independence Contract Drilling [1]	180,786	216,943
Natural Gas Services Group [1]	146,987	1,882,903
Newpark Resources [1]	434,000	3,307,080
Pason Systems	70,250	856,352
Profire Energy [1]	1,170,732	2,212,683
Total Energy Services	347,400	1,796,196
		11,063,385
Oil, Gas & Consumable Fuels - 0.7%
Ardmore Shipping [1]	319,875	2,139,964
Total		13,203,349

Financials – 13.1%
Banks - 5.6%
Allegiance Bancshares [1]	74,900	2,403,541
BayCom Corporation [1]	103,900	2,359,569
Caribbean Investment Holdings [1]	1,858,138	376,971
County Bancorp	81,500	1,599,030
HarborOne Bancorp [1]	285,653	2,875,098
HomeTrust Bancshares	88,200	2,299,374
Investar Holding	120,600	2,870,280
Midway Investments [1,3]	1,858,170	0
TriState Capital Holdings [1]	143,457	3,018,335
		17,802,198
Capital Markets - 4.3%
B. Riley Financial	167,900	3,965,798
Canaccord Genuity Group	594,000	2,340,401
INTL FCStone [1]	56,200	2,307,572
Silvercrest Asset Management Group Cl. A	234,000	2,878,200
Sprott	971,000	2,286,689
		13,778,660
Diversified Financial Services - 0.2%
Waterloo Investment Holdings [1,3]	2,760,000	828,000
Thrifts & Mortgage Finance - 3.0%
Meridian Bancorp	71,700	1,344,375
PCSB Financial	152,200	3,042,478
Territorial Bancorp	75,900	2,169,222
Western New England Bancorp	307,100	2,926,663
		9,482,738
Total		41,891,596

Health Care – 11.9%
Biotechnology - 3.4%
BioSpecifics Technologies [1]	45,300	2,424,456
Dynavax Technologies [1]	198,700	710,352
Heron Therapeutics [1]	70,000	1,295,000
Progenics Pharmaceuticals [1]	515,974	2,608,249
Zealand Pharma [1]	156,900	3,994,680
		11,032,737
Health Care Equipment & Supplies - 4.4%
Apyx Medical [1]	118,000	798,860
AtriCure [1]	91,100	2,272,034
Chembio Diagnostics [1]	190,253	1,164,349
CryoLife [1]	112,655	3,058,583
Mesa Laboratories	4,700	1,117,519
OrthoPediatrics Corporation [1,2]	83,600	2,947,736
Surmodics [1]	61,422	2,809,442
		14,168,523
Life Sciences Tools & Services - 2.6%
Harvard Bioscience [1]	910,479	2,799,723
NeoGenomics [1]	152,300	2,911,976
Quanterix Corporation [1]	113,600	2,494,656
		8,206,355
Pharmaceuticals - 1.5%
Axsome Therapeutics [1,2]	104,700	2,119,128
Correvio Pharma [1,2]	907,000	1,814,000
Paratek Pharmaceuticals [1]	194,800	841,536
		4,774,664
Total		38,182,279

Industrials – 22.5%
Aerospace & Defense - 2.0%
Astronics Corporation [1]	37,591	1,104,424
CPI Aerostructures [1]	405,784	3,335,544
Kratos Defense & Security Solutions [1]	105,700	1,965,492
		6,405,460
Commercial Services & Supplies - 1.2%
Acme United	49,800	997,130
Heritage-Crystal Clean [1]	101,774	2,697,011
		3,694,141
Construction & Engineering - 3.9%
Ameresco Cl. A [1]	199,500	3,205,965
Construction Partners Cl. A [1,2]	198,900	3,098,862
IES Holdings [1]	89,800	1,848,982
Northwest Pipe [1]	149,900	4,219,685
		12,373,494
Electrical Equipment - 1.1%
American Superconductor [1]	203,000	1,591,520
Encore Wire	20,200	1,136,856
Power Solutions International [1,4]	99,900	729,270
		3,457,646
Industrial Conglomerates - 0.6%
Raven Industries	56,700	1,897,182
Machinery - 8.0%
Alimak Group	103,200	1,362,854
CIRCOR International [1]	22,600	848,630
Exco Technologies	193,300	1,072,389
Graham Corporation	186,288	3,699,680
Helios Technologies	19,100	774,887
Kadant	12,276	1,077,710
Kornit Digital [1,2]	72,100	2,219,238
Lindsay Corporation	12,000	1,114,200
Luxfer Holdings	138,400	2,156,272
Lydall [1]	92,100	2,294,211
Porvair	344,400	2,574,617
Spartan Motors	233,600	3,204,992
Wabash National	149,200	2,164,892
Westport Fuel Systems [1]	414,800	1,128,256
		25,692,828
Marine - 0.9%
Clarkson	97,431	2,935,008
Professional Services - 4.1%
CRA International	42,383	1,778,815
GP Strategies [1]	206,718	2,654,259
Heidrick & Struggles International	67,040	1,830,192
Kforce	83,932	3,175,567
Resources Connection	225,652	3,833,827
		13,272,660
Road & Rail - 0.3%
Marten Transport	50,955	1,058,845
Trading Companies & Distributors - 0.4%
Transcat [1]	50,500	1,293,305
Total		72,080,569

Information Technology – 25.3%
Communications Equipment - 1.8%
Digi International [1]	235,100	3,202,062
EMCORE Corporation [1]	146,800	450,676
Harmonic [1]	306,600	2,017,428
		5,670,166
Electronic Equipment, Instruments & Components - 5.2%
ePlus [1]	12,734	968,930
Fabrinet [1]	58,749	3,072,573
LightPath Technologies Cl. A [1]	1,115,984	937,427
Luna Innovations [1]	138,800	803,652
nLIGHT [1]	127,700	1,999,782
Novanta [1]	28,042	2,291,592
PC Connection	83,500	3,248,150
Vishay Precision Group [1]	98,300	3,218,342
		16,540,448
IT Services - 0.8%
Carbonite [1]	92,200	1,428,178
Cass Information Systems	24,216	1,307,422
		2,735,600
Semiconductors & Semiconductor Equipment - 14.6%
Adesto Technologies [1,2]	395,900	3,388,904
Aehr Test Systems [1,2]	869,700	1,556,763
AXT [1]	383,300	1,364,548
Brooks Automation	70,482	2,609,948
Camtek	186,500	1,749,370
Cirrus Logic [1]	31,600	1,693,128
Cohu	136,000	1,836,680
CyberOptics Corporation [1]	93,900	1,344,648
Everspin Technologies [1,2]	220,300	1,350,439
FormFactor [1]	172,300	3,212,534
Ichor Holdings [1]	89,600	2,166,528
Inphi Corporation [1]	35,400	2,161,170
NeoPhotonics Corporation [1]	411,900	2,508,471
Nova Measuring Instruments [1,2]	131,600	4,180,932
PDF Solutions [1]	211,900	2,769,533
Photronics [1]	370,800	4,034,304
Rudolph Technologies [1]	153,951	4,058,148
Silicon Motion Technology ADR	25,800	912,030
Ultra Clean Holdings [1]	257,400	3,767,049
		46,665,127
Software - 2.4%
Agilysys [1]	127,100	3,255,031
QAD Cl. A	95,713	4,420,026
		7,675,057
Technology Hardware, Storage & Peripherals - 0.5%
AstroNova	102,300	1,654,191
Total		80,940,589

Materials – 3.6%
Chemicals - 1.0%
FutureFuel Corporation	62,500	746,250
Trecora Resources [1]	282,301	2,546,355
		3,292,605
Metals & Mining - 2.6%
Altius Minerals	19,900	165,827
Ferroglobe (Warranty Insurance Trust) [1,3]	205,763	0
Haynes International	63,330	2,269,747
Major Drilling Group International [1]	693,700	3,351,082
Universal Stainless & Alloy Products [1]	167,300	2,609,880
		8,396,536
Total		11,689,141

Real Estate – 2.1%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Community Healthcare Trust	43,600	1,942,380
Postal Realty Trust Cl. A	120,100	1,902,384
		3,844,764
Real Estate Management & Development - 0.9%
FRP Holdings [1]	32,975	1,583,459
Marcus & Millichap [1]	33,800	1,199,562
		2,783,021
Total		6,627,785

TOTAL COMMON STOCKS
(Cost $257,011,263)		311,228,630

REPURCHASE AGREEMENT – 3.7%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $11,774,114 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 3/31/25, valued at $12,013,714)
(Cost $11,774,000)		11,774,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.8605%)
(Cost $1,644,564)		1,644,564

TOTAL INVESTMENTS – 101.4%
(Cost $270,429,827)		324,647,194

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(4,624,328)

NET ASSETS – 100.0%		$320,022,866

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Communication Services – 1.5%
Diversified Telecommunication Services - 0.5%
Iridium Communications [1,2]	102,993	$2,191,691
Ooma [1]	252,378	2,624,731
		4,816,422
Interactive Media & Services - 0.9%
Eventbrite Cl. A [1,2]	187,700	3,324,167
EverQuote Cl. A [1,2]	213,700	4,560,358
		7,884,525
Media - 0.1%
comScore [1,2]	277,200	529,452
Total		13,230,399

Consumer Discretionary – 10.9%
Auto Components - 0.8%
Horizon Global [1,2]	842,768	3,219,374
Modine Manufacturing [1]	347,237	3,948,085
Shiloh Industries [1]	46,400	192,096
		7,359,555
Diversified Consumer Services - 0.7%
frontdoor [1,2]	128,099	6,221,768
Hotels, Restaurants & Leisure - 1.9%
Carrols Restaurant Group [1]	760,405	6,303,758
Century Casinos [1]	261,540	2,021,704
El Pollo Loco Holdings [1,2]	239,806	2,628,274
Kura Sushi USA Cl. A [1,2]	107,000	2,099,340
Playa Hotels & Resorts [1,2]	153,406	1,201,169
Scientific Games [1,2]	123,841	2,520,164
		16,774,409
Household Durables - 4.9%
Beazer Homes USA [1]	572,341	8,527,881
Century Communities [1,2]	93,600	2,866,968
LGI Homes [1,2]	74,500	6,207,340
Libbey [1]	351,310	1,176,889
M.D.C. Holdings	150,816	6,500,170
M/I Homes [1]	155,548	5,856,382
New Home [1]	240,350	1,047,926
TRI Pointe Group [1,2]	200,206	3,011,098
Turtle Beach [1,2]	98,100	1,144,827
VOXX International Cl. A [1]	422,619	1,986,309
William Lyon Homes Cl. A [1]	224,519	4,571,207
		42,896,997
Internet & Direct Marketing Retail - 0.6%
Leaf Group [1]	31,267	131,321
Rubicon Project (The) [1]	540,566	4,708,330
		4,839,651
Multiline Retail - 0.0%
Tuesday Morning [1]	227,762	357,586
Specialty Retail - 1.2%
Conn's [1]	81,000	2,013,660
Francesca's Holdings [1,2]	25,500	356,745
Lumber Liquidators Holdings [1,2]	509,366	5,027,442
RTW Retailwinds [1]	458,583	628,259
Stage Stores [1]	854,711	1,606,857
Zumiez [1]	34,800	1,102,290
		10,735,253
Textiles, Apparel & Luxury Goods - 0.8%
Fossil Group [1,2]	14,000	175,140
Jerash Holdings (US)	61,704	462,780
Unifi [1]	240,154	5,264,176
Vince Holding [1]	66,784	1,268,228
		7,170,324
Total		96,355,543

Consumer Staples – 0.3%
Beverages - 0.1%
Eastside Distilling [1]	80,400	393,156
Reed's [1]	297,882	387,246
		780,402
Food Products - 0.2%
Landec Corporation [1]	40,575	441,050
SunOpta [1]	585,727	1,054,309
		1,495,359
Total		2,275,761

Energy – 7.0%
Energy Equipment & Services - 2.5%
Archrock	379,700	3,785,609
Aspen Aerogels [1]	355,425	2,104,116
Independence Contract Drilling [1,2]	686,060	823,272
KLX Energy Services Holdings [1,2]	200,226	1,730,954
Newpark Resources [1]	938,573	7,151,926
Patterson-UTI Energy	307,385	2,628,142
Ranger Energy Services Cl. A [1]	183,954	1,186,503
TETRA Technologies [1]	220,700	443,607
U.S. Silica Holdings	293,701	2,807,782
		22,661,911
Oil, Gas & Consumable Fuels - 4.5%
Ardmore Shipping [1]	394,499	2,639,198
Baytex Energy [1]	791,800	1,171,864
Bonanza Creek Energy [1]	105,600	2,364,384
Dorian LPG [1]	735,924	7,624,173
GasLog	229,204	2,945,271
GasLog Partners L.P.	163,780	3,108,544
Matador Resources [1]	358,883	5,932,336
Navigator Holdings [1]	447,184	4,775,925
StealthGas [1]	56,040	169,801
Talos Energy [1]	176,023	3,578,548
Teekay LNG Partners L.P.	315,143	4,301,702
Whiting Petroleum [1]	110,568	887,861
		39,499,607
Total		62,161,518

Financials – 9.4%
Banks - 4.7%
Allegiance Bancshares [1]	59,100	1,896,519
CenterState Bank	243,966	5,851,525
First Foundation	193,300	2,952,658
Franklin Financial Network	161,514	4,879,338
Hilltop Holdings	337,699	8,067,629
Independent Bank Group	110,958	5,837,500
Seacoast Banking Corporation of Florida [1]	125,400	3,173,874
Southern National Bancorp of Virginia	150,090	2,309,885
Texas Capital Bancshares [1]	58,300	3,186,095
TriState Capital Holdings [1]	110,761	2,330,411
Umpqua Holdings	48,282	794,722
		41,280,156
Capital Markets - 1.1%
B. Riley Financial	208,717	4,929,895
Evercore Cl. A	52,800	4,229,280
GAIN Capital Holdings	74,800	394,944
		9,554,119
Insurance - 1.7%
HCI Group	90,176	3,790,999
Heritage Insurance Holdings	350,507	5,240,080
MBIA [1]	297,400	2,745,002
Stewart Information Services	88,700	3,440,673
		15,216,754
Thrifts & Mortgage Finance - 1.9%
Axos Financial [1]	43,700	1,208,305
MGIC Investment	112,372	1,413,640
NMI Holdings Cl. A [1]	61,963	1,627,148
Radian Group	222,498	5,081,854
Walker & Dunlop	131,628	7,361,954
		16,692,901
Total		82,743,930

Health Care – 12.1%
Biotechnology - 1.5%
AMAG Pharmaceuticals [1]	116,600	1,346,730
CareDx [1]	128,141	2,897,268
Emergent BioSolutions [1]	137,431	7,184,893
Flexion Therapeutics [1,2]	151,124	2,071,154
		13,500,045
Health Care Equipment & Supplies - 3.0%
Accuray [1,2]	800,502	2,217,391
Alphatec Holdings [1]	261,000	1,310,220
AngioDynamics [1]	280,312	5,163,347
Chembio Diagnostics [1]	43,000	263,160
Conformis [1,2]	23,520	43,747
IntriCon Corporation [1,2]	179,400	3,487,536
Invacare Corporation	933,616	7,002,120
RA Medical Systems [1,2]	145,973	204,362
RTI Surgical Holdings [1]	504,728	1,438,475
Varex Imaging [1]	177,500	5,065,850
		26,196,208
Health Care Providers & Services - 6.1%
AAC Holdings [1,2]	772,065	517,284
Acadia Healthcare [1,2]	207,579	6,451,555
Addus HomeCare [1]	43,189	3,424,024
BioTelemetry [1]	113,900	4,639,147
Brookdale Senior Living [1]	103,209	782,324
Community Health Systems [1]	1,188,614	4,279,011
Cross Country Healthcare [1]	669,320	6,893,996
Fulgent Genetics [1]	33,295	345,935
Option Care Health [1,2]	1,179,785	3,775,312
Owens & Minor	911,669	5,296,797
R1 RCM [1]	567,243	5,065,480
RadNet [1]	252,000	3,618,720
Select Medical Holdings [1]	204,400	3,386,908
Surgery Partners [1,2]	665,536	4,914,983
		53,391,476
Health Care Technology - 1.5%
Allscripts Healthcare Solutions [1]	280,428	3,079,099
Castlight Health Cl. B [1]	965,197	1,360,928
Evolent Health Cl. A [1,2]	462,500	3,325,375
Tabula Rasa HealthCare [1,2]	106,900	5,873,086
		13,638,488
Total		106,726,217

Industrials – 21.6%
Aerospace & Defense - 1.1%
Astronics Corporation [1]	72,400	2,127,112
Kratos Defense & Security Solutions [1]	85,513	1,590,114
Triumph Group	208,101	4,761,351
Wesco Aircraft Holdings [1]	78,928	868,997
		9,347,574
Air Freight & Logistics - 0.1%
Atlas Air Worldwide Holdings [1]	45,904	1,158,158
Airlines - 0.4%
Hawaiian Holdings	89,900	2,360,774
Mesa Air Group [1]	214,400	1,446,128
		3,806,902
Building Products - 3.5%
American Woodmark [1]	80,000	7,112,800
Apogee Enterprises	11,466	447,059
Builders FirstSource [1]	89,195	1,835,187
Cornerstone Building Brands [1,2]	88,594	535,994
Griffon Corporation	310,359	6,508,228
Insteel Industries	162,318	3,332,389
PGT Innovations [1]	244,343	4,219,804
Quanex Building Products	139,180	2,516,374
Resideo Technologies [1,2]	334,500	4,800,075
		31,307,910
Commercial Services & Supplies - 1.0%
Interface	109,672	1,583,664
Pitney Bowes	572,200	2,614,954
Team [1]	245,986	4,440,047
		8,638,665
Construction & Engineering - 3.5%
Aegion Corporation [1]	200,385	4,284,231
Ameresco Cl. A [1]	394,076	6,332,802
Arcosa	149,300	5,107,553
Construction Partners Cl. A [1,2]	147,079	2,291,491
Great Lakes Dredge & Dock [1]	77,216	806,907
Northwest Pipe [1]	319,300	8,988,295
Primoris Services	154,680	3,033,275
		30,844,554
Electrical Equipment - 1.4%
Bloom Energy Cl. A [1,2]	482,800	1,569,100
Generac Holdings [1]	101,600	7,959,344
LSI Industries	278,955	1,456,145
Power Solutions International [1,4]	146,143	1,066,844
		12,051,433
Machinery - 6.6%
Astec Industries	176,535	5,490,239
Commercial Vehicle Group [1]	414,674	2,989,800
FreightCar America [1]	378,487	1,835,662
Gencor Industries [1]	26,199	304,170
Hurco Companies	81,397	2,618,542
Hyster-Yale Materials Handling Cl. A	109,664	6,001,911
Lydall [1]	136,518	3,400,663
Manitex International [1]	180,300	1,198,995
Meritor [1]	66,808	1,235,948
Milacron Holdings [1]	88,988	1,483,430
Mueller Industries	19,437	557,453
Mueller Water Products	384,872	4,325,961
NN	434,891	3,100,773
Park-Ohio Holdings	46,590	1,391,177
Spartan Motors	441,638	6,059,273
TriMas Corporation [1]	184,910	5,667,492
Trinity Industries	141,000	2,774,880
Wabash National	107,700	1,562,727
Westport Fuel Systems [1]	2,329,574	6,336,441
		58,335,537
Marine - 0.4%
Diana Shipping [1]	72,152	243,874
Eagle Bulk Shipping [1]	331,433	1,450,019
Scorpio Bulkers	362,228	2,202,346
		3,896,239
Professional Services - 0.6%
GP Strategies [1]	179,945	2,310,494
Mistras Group [1]	159,800	2,620,720
		4,931,214
Road & Rail - 0.8%
Celadon Group [1,4]	472,331	609,307
Hertz Global Holdings [1,2]	479,593	6,637,567
		7,246,874
Trading Companies & Distributors - 2.2%
Air Lease Cl. A	214,638	8,976,161
CAI International [1,2]	14,938	325,200
General Finance [1]	134,822	1,191,827
Herc Holdings [1]	191,298	8,897,270
		19,390,458
Total		190,955,518

Information Technology – 22.7%
Communications Equipment - 3.8%
Applied Optoelectronics [1,2]	227,100	2,548,062
Aviat Networks [1]	45,499	621,061
CalAmp Corporation [1,2]	290,600	3,347,712
Ciena Corporation [1]	129,073	5,063,534
Comtech Telecommunications	261,976	8,514,220
Digi International [1]	244,300	3,327,366
EMCORE Corporation [1]	109,016	334,679
Extreme Networks [1]	174,900	1,272,398
Infinera Corporation [1,2]	516,446	2,814,631
PCTEL	131,891	1,107,884
Ribbon Communications [1]	757,285	4,422,544
		33,374,091
Electronic Equipment, Instruments & Components - 3.2%
Fabrinet [1]	85,105	4,450,992
Frequency Electronics [1]	296,305	3,600,106
Identiv [1]	464,337	2,442,413
II-VI [1]	182,368	6,421,177
KEMET Corporation	328,105	5,964,949
Perceptron [1]	141,318	678,326
Vishay Intertechnology	251,924	4,265,073
		27,823,036
IT Services - 1.7%
CoreLogic [1]	117,300	5,427,471
Limelight Networks [1]	632,257	1,915,739
Perspecta	287,800	7,517,336
		14,860,546
Semiconductors & Semiconductor Equipment - 9.2%
Advanced Energy Industries [1]	82,000	4,707,620
Alpha & Omega Semiconductor [1]	827,292	10,159,146
Amkor Technology [1]	354,900	3,229,590
Amtech Systems [1]	328,175	1,739,327
AXT [1]	652,514	2,322,950
Brooks Automation	124,120	4,596,163
Cohu	213,776	2,887,045
Cypress Semiconductor	224,761	5,245,922
FormFactor [1]	374,113	6,975,337
Ichor Holdings [1,2]	156,894	3,793,697
Kulicke & Soffa Industries	272,165	6,390,434
MACOM Technology Solutions Holdings [1,2]	442,585	9,513,364
Nanometrics [1]	123,264	4,020,872
Rudolph Technologies [1]	227,655	6,000,986
Ultra Clean Holdings [1]	387,127	5,665,604
Veeco Instruments [1]	374,187	4,370,504
		81,618,561
Software - 3.0%
A10 Networks [1]	716,626	4,973,385
Asure Software [1]	341,349	2,290,452
Avaya Holdings [1,2]	507,454	5,191,254
Cloudera [1,2]	243,000	2,152,980
Ebix	78,500	3,304,850
SecureWorks Corporation Cl. A [1,2]	264,028	3,413,882
Telaria [1,2]	761,467	5,261,737
		26,588,540
Technology Hardware, Storage & Peripherals - 1.8%
Avid Technology [1]	855,015	5,292,543
Intevac [1]	634,230	3,323,365
NCR Corporation [1]	128,000	4,039,680
Stratasys [1,2]	79,061	1,684,395
3D Systems [1]	202,462	1,650,065
		15,990,048
Total		200,254,822

Materials – 8.7%
Chemicals - 3.1%
American Vanguard	92,200	1,447,540
Ferro Corporation [1]	275,967	3,272,968
Huntsman Corporation	257,000	5,977,820
Intrepid Potash [1]	996,400	3,258,228
Kraton Corporation [1]	246,045	7,944,793
Olin Corporation	183,500	3,435,120
Rayonier Advanced Materials [1]	84,500	365,885
Trecora Resources [1]	235,640	2,125,473
		27,827,827
Construction Materials - 1.3%
Forterra [1,2]	932,437	6,741,520
U.S. Concrete [1,2]	81,062	4,481,107
		11,222,627
Metals & Mining - 4.0%
Allegheny Technologies [1]	111,914	2,266,259
Carpenter Technology	61,212	3,162,212
Century Aluminum [1]	561,360	3,724,624
Cleveland-Cliffs	611,952	4,418,293
Commercial Metals	253,009	4,397,296
Ferroglobe [1]	1,035,900	1,170,567
Haynes International	145,788	5,225,042
Noranda Aluminum Holding Corporation [1,4]	488,157	4,149
Synalloy Corporation	373,305	5,954,215
TimkenSteel Corporation [1]	222,935	1,402,261
Universal Stainless & Alloy Products [1,2]	227,941	3,555,880
		35,280,798
Paper & Forest Products - 0.3%
Glatfelter (P. H.) Company	164,600	2,533,194
Total		76,864,446

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Armada Hoffler Properties	197,303	3,569,211
CatchMark Timber Trust Cl. A	184,500	1,968,615
		5,537,826
Real Estate Management & Development - 0.6%
Realogy Holdings	295,700	1,975,276
Tejon Ranch [1]	167,106	2,835,789
		4,811,065
Total		10,348,891

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	204,499	2,102,250
Total		2,102,250

TOTAL COMMON STOCKS
(Cost $792,193,745)		844,019,295

REPURCHASE AGREEMENT – 5.3%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $46,514,452 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 3/31/25, valued at $47,448,636)
(Cost $46,514,000)		46,514,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.8605%)
(Cost $28,663,858)		28,663,858

TOTAL INVESTMENTS – 104.1%
(Cost $867,371,603)		919,197,153

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.1)%		(35,932,499)

NET ASSETS – 100.0%		$883,264,654

SCHEDULES OF INVESTMENTS

ROYCE PENNSYLVANIA MUTUAL FUND

SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 98.9%

Communication Services – 1.2%
Diversified Telecommunication Services - 0.2%
Bandwidth Cl. A [1,2]	65,500	$4,264,705
Media - 1.0%
Liberty Latin America Cl. C [1,2]	282,593	4,830,927
Media General (Rights) [1,3]	102,272	0
Meredith Corporation	206,491	7,569,960
Nexstar Media Group Cl. A	26,260	2,686,661
Saga Communications Cl. A	116,258	3,458,675
		18,546,223
Total		22,810,928

Consumer Discretionary – 8.7%
Auto Components - 2.2%
Dorman Products [1]	138,993	11,055,503
Gentex Corporation	227,339	6,259,779
LCI Industries	129,535	11,897,790
Standard Motor Products	124,987	6,068,119
Stoneridge [1]	159,263	4,932,375
		40,213,566
Automobiles - 0.3%
Winnebago Industries	158,610	6,082,693
Distributors - 0.4%
LKQ Corporation [1]	132,000	4,151,400
Weyco Group	129,865	2,936,248
		7,087,648
Diversified Consumer Services - 0.0%
Regis Corporation [1]	17,330	350,413
Hotels, Restaurants & Leisure - 0.9%
Century Casinos [1]	499,090	3,857,966
Hilton Grand Vacations [1]	201,762	6,456,384
Lindblad Expeditions Holdings [1]	367,713	6,162,870
		16,477,220
Household Durables - 0.7%
Ethan Allen Interiors	14,000	267,400
KB HOME	17,200	584,800
La-Z-Boy	103,321	3,470,552
Legacy Housing [1,2]	190,000	3,078,000
LGI Homes [1,2]	69,800	5,815,736
		13,216,488
Internet & Direct Marketing Retail - 0.4%
Etsy [1]	123,689	6,988,428
zooplus [1]	9,787	1,164,874
		8,153,302
Leisure Products - 0.3%
Johnson Outdoors Cl. A	35,440	2,075,367
MasterCraft Boat Holdings [1]	250,356	3,736,563
		5,811,930
Specialty Retail - 2.7%
American Eagle Outfitters	318,735	5,169,882
America's Car-Mart [1]	95,536	8,760,651
Asbury Automotive Group [1]	50,000	5,116,500
Caleres	288,992	6,765,303
Children's Place	59,278	4,563,813
Designer Brands Cl. A	369,694	6,329,161
Monro	50,900	4,021,609
Rent-A-Center	93,563	2,412,990
Shoe Carnival	233,206	7,558,206
		50,698,115
Textiles, Apparel & Luxury Goods - 0.8%
Canada Goose Holdings [1]	10,000	439,700
G-III Apparel Group [1]	347,540	8,956,106
Movado Group	15,000	372,900
Wolverine World Wide	161,900	4,575,294
		14,344,000
Total		162,435,375

Consumer Staples – 1.2%
Food Products - 0.5%
Cal-Maine Foods [1]	36,000	1,438,380
Industrias Bachoco ADR Cl. B	20,140	1,072,052
Nomad Foods [1]	171,173	3,509,046
Seneca Foods Cl. A [1]	105,072	3,276,145
Tootsie Roll Industries	14,099	523,637
		9,819,260
Personal Products - 0.7%
Inter Parfums	186,442	13,045,347
Total		22,864,607

Energy – 4.5%
Energy Equipment & Services - 3.8%
Core Laboratories	25,000	1,165,500
Era Group [1]	547,711	5,783,828
Helmerich & Payne	84,280	3,377,099
Oil States International [1]	9,800	130,340
Pason Systems	1,106,349	13,486,460
RPC	260,074	1,459,015
SEACOR Holdings [1]	502,939	23,673,339
SEACOR Marine Holdings [1,2]	704,796	8,859,286
TGS-NOPEC Geophysical	517,270	13,128,406
		71,063,273
Oil, Gas & Consumable Fuels - 0.7%
Alliance Resource Partners L.P.	215,700	3,453,357
Bonanza Creek Energy [1]	135,423	3,032,121
EQT Corporation	100,000	1,064,000
Laredo Petroleum [1,2]	1,292,300	3,114,443
Penn Virginia [1,2]	121,228	3,524,098
		14,188,019
Total		85,251,292

Financials – 15.5%
Banks - 4.5%
BOK Financial	98,634	7,806,881
Camden National	123,982	5,370,900
City Holding Company	55,006	4,194,207
CNB Financial	162,314	4,658,412
Financial Institutions	101,588	3,065,926
First Citizens BancShares Cl. A	47,277	22,293,469
National Bankshares	119,455	4,784,173
Northrim BanCorp	94,983	3,767,976
Popular	205,102	11,091,916
TriState Capital Holdings [1,2]	99,069	2,084,412
Unity Bancorp	81,239	1,799,444
Webster Financial	285,155	13,365,215
		84,282,931
Capital Markets - 5.7%
Ares Management Cl. A	754,781	20,235,679
Artisan Partners Asset Management Cl. A	117,533	3,319,132
Assetmark Financial Holdings [1]	33,000	859,650
B. Riley Financial	70,017	1,653,802
Carlyle Group L.P.	100,000	2,556,000
Diamond Hill Investment Group	47,318	6,536,035
Houlihan Lokey Cl. A	337,077	15,202,173
Lazard Cl. A	201,685	7,058,975
Moelis & Company Cl. A	86,970	2,856,964
Morningstar	92,494	13,517,073
Pzena Investment Management Cl. A	62,726	559,516
SEI Investments	186,376	11,043,710
Sprott	1,716,948	4,043,384
Tradeweb Markets Cl. A	167,700	6,201,546
Virtu Financial Cl. A	723,554	11,837,343
		107,480,982
Diversified Financial Services - 0.2%
Onex Corporation	50,000	3,099,596
Insurance - 2.9%
Alleghany Corporation [1]	8,820	7,036,243
Assured Guaranty	120,500	5,357,430
eHealth [1,2]	34,300	2,290,897
E-L Financial	26,318	14,919,526
FBL Financial Group Cl. A	41,620	2,476,806
Kingstone Companies	155,511	1,324,954
ProAssurance Corporation	290,713	11,707,013
RLI Corp.	69,108	6,420,824
Trupanion [1,2]	156,192	3,970,401
		55,504,094
Thrifts & Mortgage Finance - 2.2%
Axos Financial [1]	167,208	4,623,301
Genworth MI Canada	488,229	19,383,965
Southern Missouri Bancorp	59,078	2,152,212
Timberland Bancorp	96,733	2,660,157
TrustCo Bank Corp. NY	662,530	5,399,619
WSFS Financial	153,255	6,758,546
		40,977,800
Total		291,345,403

Health Care – 7.2%
Biotechnology - 0.5%
BioSpecifics Technologies [1]	86,800	4,645,536
Eagle Pharmaceuticals [1,2]	7,400	418,618
Pfenex [1]	19,700	166,268
Progenics Pharmaceuticals [1]	230,365	1,164,495
Zealand Pharma [1]	84,222	2,144,296
		8,539,213
Health Care Equipment & Supplies - 2.1%
AtriCure [1]	36,128	901,032
Atrion Corporation	8,486	6,612,037
BioLife Solutions [1]	196,655	3,269,389
CryoLife [1]	215,217	5,843,142
Hill-Rom Holdings	45,811	4,820,691
Lantheus Holdings [1,2]	122,532	3,071,265
Mesa Laboratories	50,404	11,984,559
Tandem Diabetes Care [1]	50,500	2,978,490
		39,480,605
Health Care Providers & Services - 2.2%
AMN Healthcare Services [1,2]	84,566	4,867,619
Encompass Health	121,685	7,700,227
Ensign Group (The)	55,364	2,625,914
HealthEquity [1]	84,128	4,807,495
National Research	126,613	7,311,901
Tivity Health [1,2]	77,826	1,294,246
U.S. Physical Therapy	95,172	12,424,705
		41,032,107
Health Care Technology - 0.5%
Medidata Solutions [1]	48,070	4,398,405
Simulations Plus	55,326	1,919,812
Tabula Rasa HealthCare [1,2]	53,500	2,939,290
		9,257,507
Life Sciences Tools & Services - 1.8%
Bio-Rad Laboratories Cl. A [1]	31,426	10,456,687
Bio-Techne	76,041	14,878,943
ICON [1]	31,848	4,692,484
NeoGenomics [1]	62,403	1,193,145
Quanterix Corporation [1,2]	123,030	2,701,739
		33,922,998
Pharmaceuticals - 0.1%
Supernus Pharmaceuticals [1]	90,800	2,495,184
Total		134,727,614

Industrials – 28.6%
Aerospace & Defense - 2.6%
HEICO Corporation	245,668	30,679,020
HEICO Corporation Cl. A	131,334	12,780,112
Hexcel Corporation	40,540	3,329,550
Magellan Aerospace	163,171	1,833,880
Vectrus [1]	7,200	292,680
		48,915,242
Air Freight & Logistics - 0.8%
Forward Air	149,215	9,507,980
Hub Group Cl. A [1]	108,475	5,044,087
		14,552,067
Airlines - 0.9%
Allegiant Travel	35,595	5,327,148
Hawaiian Holdings	198,317	5,207,804
Spirit Airlines [1,2]	170,130	6,175,719
		16,710,671
Building Products - 1.3%
Apogee Enterprises	154,237	6,013,701
Gibraltar Industries [1]	154,876	7,115,003
Patrick Industries [1]	99,200	4,253,696
Simpson Manufacturing	115,492	8,011,680
		25,394,080
Commercial Services & Supplies - 1.8%
Healthcare Services Group	164,656	3,999,494
Heritage-Crystal Clean [1]	155,079	4,109,594
Kimball International Cl. B	436,357	8,421,690
Mobile Mini	83,234	3,068,005
PICO Holdings [1]	326,703	3,296,433
Ritchie Bros. Auctioneers	39,233	1,565,397
Steelcase Cl. A	16,316	300,214
UniFirst Corporation	44,988	8,778,059
		33,538,886
Construction & Engineering - 1.7%
Arcosa	404,488	13,837,535
Comfort Systems USA	82,344	3,642,075
Construction Partners Cl. A [1,2]	145,638	2,269,040
Sterling Construction [1]	9,014	118,534
Valmont Industries	85,665	11,859,463
		31,726,647
Electrical Equipment - 1.2%
Encore Wire	80,517	4,531,497
EnerSys	43,345	2,858,169
Hubbell Incorporated	12,600	1,655,640
Preformed Line Products	219,278	11,970,386
Sensata Technologies Holding [1]	16,000	800,960
		21,816,652
Industrial Conglomerates - 1.2%
Carlisle Companies	36,500	5,312,210
Raven Industries	520,810	17,426,303
		22,738,513
Machinery - 9.6%
Alamo Group	12,565	1,479,152
CIRCOR International [1]	134,935	5,066,809
Colfax Corporation [1,2]	511,864	14,874,768
Franklin Electric	218,223	10,433,242
Graco	181,933	8,376,195
Graham Corporation	72,665	1,443,127
Helios Technologies	540,464	21,926,624
John Bean Technologies	117,151	11,648,324
Kadant	124,366	10,918,091
Kennametal	118,740	3,650,068
Kornit Digital [1,2]	29,126	896,498
Lincoln Electric Holdings	162,250	14,076,810
Lindsay Corporation	119,403	11,086,569
Luxfer Holdings	34,100	531,278
Meritor [1]	782,748	14,480,838
Miller Industries	210,218	7,000,259
Nordson Corporation	67,360	9,852,074
Proto Labs [1]	24,300	2,481,030
RBC Bearings [1]	57,718	9,575,993
Tennant Company	232,674	16,450,052
Wabash National	209,020	3,032,880
		179,280,681
Marine - 1.5%
Clarkson	405,000	12,200,205
Eagle Bulk Shipping [1]	379,836	1,661,783
Kirby Corporation [1]	166,433	13,674,135
		27,536,123
Professional Services - 2.1%
Exponent	166,600	11,645,340
GP Strategies [1]	80,727	1,036,535
Heidrick & Struggles International	282,557	7,713,806
Kforce	78,876	2,984,273
Korn Ferry	121,943	4,711,878
ManpowerGroup	10,300	867,672
Morneau Shepell	53,600	1,333,476
Resources Connection	212,140	3,604,259
TrueBlue [1]	124,234	2,621,337
Upwork [1,2]	214,400	2,852,592
		39,371,168
Road & Rail - 2.1%
ArcBest	188,012	5,724,965
Landstar System	138,127	15,550,338
Saia [1]	62,405	5,847,348
Universal Logistics Holdings	432,495	10,068,484
Werner Enterprises	87,596	3,092,139
		40,283,274
Trading Companies & Distributors - 1.8%
Air Lease Cl. A	392,067	16,396,242
Applied Industrial Technologies	121,716	6,913,469
BMC Stock Holdings [1]	102,241	2,676,669
Richelieu Hardware	310,641	5,993,119
Watsco	9,900	1,674,882
		33,654,381
Total		535,518,385

Information Technology – 20.9%
Communications Equipment - 0.3%
ADTRAN	61,782	700,917
Digi International [1]	288,675	3,931,753
NetScout Systems [1,2]	12,000	276,720
		4,909,390
Electronic Equipment, Instruments & Components - 9.3%
Badger Meter	233,500	12,538,950
Cognex Corporation	157,547	7,740,284
Coherent [1]	112,569	17,304,107
Dolby Laboratories Cl. A	95,028	6,142,610
Fabrinet [1]	195,917	10,246,459
FARO Technologies [1]	293,203	14,176,365
FLIR Systems	677,961	35,653,969
HollySys Automation Technologies	71,900	1,092,161
Insight Enterprises [1]	205,078	11,420,794
IPG Photonics [1]	42,449	5,756,084
Kimball Electronics [1]	187,454	2,719,958
Littelfuse	13,000	2,305,030
Methode Electronics	10,100	339,764
MTS Systems	43,935	2,427,409
National Instruments	283,964	11,923,648
nLIGHT [1,2]	457,122	7,158,531
PC Connection	213,190	8,293,091
Sanmina Corporation [1]	205,113	6,586,178
Vishay Intertechnology	325,845	5,516,556
Vishay Precision Group [1]	164,599	5,388,971
		174,730,919
IT Services - 0.8%
Computer Services [4]	4,100	184,500
KBR	470,489	11,545,800
Switch Cl. A	246,000	3,842,520
		15,572,820
Semiconductors & Semiconductor Equipment - 6.5%
Adesto Technologies [1,2]	39,700	339,832
Advanced Energy Industries [1]	76,479	4,390,659
Axcelis Technologies [1]	123,800	2,115,742
Brooks Automation	256,252	9,489,011
Cabot Microelectronics	150,027	21,185,313
Cirrus Logic [1]	305,910	16,390,658
Cohu	258,282	3,488,098
Diodes [1]	196,302	7,881,525
Entegris	247,999	11,670,833
FormFactor [1]	184,111	3,432,750
Kulicke & Soffa Industries	353,635	8,303,350
MKS Instruments	234,257	21,617,236
Nanometrics [1]	75,608	2,466,333
Nova Measuring Instruments [1,2]	80,704	2,563,966
Photronics [1]	168,861	1,837,208
Silicon Motion Technology ADR	60,681	2,145,073
Ultra Clean Holdings [1]	101,433	1,484,472
		120,802,059
Software - 4.0%
ACI Worldwide [1]	331,900	10,396,768
Altair Engineering Cl. A [1,2]	111,654	3,865,462
CloudFlare Cl. A [1,2]	188,600	3,502,302
Descartes Systems Group (The) [1]	202,462	8,161,243
Fair Isaac [1]	38,164	11,583,537
Five9 [1,2]	64,116	3,445,594
j2 Global [1]	92,440	8,395,401
Manhattan Associates [1]	61,480	4,959,592
QAD Cl. A	46,077	2,127,836
Qualys [1,2]	46,164	3,488,613
SVMK [1,2]	184,200	3,149,820
Upland Software [1,2]	180,118	6,278,913
Varonis Systems [1]	48,227	2,883,010
Zuora Cl. A [1,2]	196,400	2,955,820
		75,193,911
Total		391,209,099

Materials – 8.1%
Chemicals - 4.0%
Balchem Corporation	136,488	13,538,245
Element Solutions [1,2]	1,032,046	10,506,228
Ingevity Corporation [1]	55,087	4,673,581
Innospec	128,401	11,445,665
Minerals Technologies	164,644	8,740,950
Quaker Chemical	134,990	21,347,319
Sensient Technologies	23,500	1,613,275
Westlake Chemical	38,600	2,529,072
		74,394,335
Construction Materials - 0.1%
Imerys	40,000	1,607,895
Containers & Packaging - 0.6%
AptarGroup	94,539	11,198,144
Packaging Corporation of America	10,100	1,071,610
		12,269,754
Metals & Mining - 2.3%
Alamos Gold Cl. A	2,185,448	12,701,777
Franco-Nevada	93,216	8,497,571
Haynes International	37,643	1,349,125
IAMGOLD Corporation [1]	800,000	2,728,000
Mayville Engineering [1]	145,239	1,915,702
Pretium Resources [1]	89,701	1,033,879
Reliance Steel & Aluminum	141,877	14,139,462
		42,365,516
Paper & Forest Products - 1.1%
Stella-Jones	731,301	21,367,447
Total		152,004,947

Real Estate – 3.0%
Real Estate Management & Development - 3.0%
FRP Holdings [1]	256,203	12,302,868
Jones Lang LaSalle	16,600	2,308,396
Kennedy-Wilson Holdings	673,000	14,752,160
Marcus & Millichap [1]	438,070	15,547,104
St. Joe Company (The) [1]	247,725	4,243,529
Tejon Ranch [1]	409,408	6,947,654
Total		56,101,711

TOTAL COMMON STOCKS
(Cost $1,240,657,241)		1,854,269,361

REPURCHASE AGREEMENT – 0.6%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $11,479,112 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 3/31/25, valued at $11,713,240)
(Cost $11,479,000)		11,479,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.5%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.8605%)
(Cost $8,292,050)		8,292,050

TOTAL INVESTMENTS – 100.0%
(Cost $1,260,428,291)		1,874,040,411

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.0%		348,877

NET ASSETS – 100.0%		$1,874,389,288

SCHEDULES OF INVESTMENTS

ROYCE PREMIER FUND

SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 96.3%

Consumer Discretionary – 4.3%
Auto Components - 2.2%
Dorman Products [1]	241,303	$19,193,241
LCI Industries	227,740	20,917,919
		40,111,160
Distributors - 1.2%
Pool Corporation	110,500	22,287,850
Diversified Consumer Services - 0.3%
Sotheby's [1]	100,000	5,698,000
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear	23,000	2,228,470
Wolverine World Wide	283,100	8,000,406
		10,228,876
Total		78,325,886

Consumer Staples – 0.6%
Food Products - 0.6%
Cal-Maine Foods [1]	269,500	10,767,872
Total		10,767,872

Energy – 5.2%
Energy Equipment & Services - 5.2%
Pason Systems	2,980,000	36,326,377
SEACOR Holdings [1]	603,935	28,427,220
TGS-NOPEC Geophysical	1,134,000	28,781,125
Total		93,534,722

Financials – 17.1%
Capital Markets - 11.0%
Ares Management Cl. A	1,515,100	40,619,831
Ashmore Group	7,429,400	46,222,165
Lazard Cl. A	537,316	18,806,060
Morningstar	330,647	48,320,753
TMX Group	258,694	22,326,355
Virtu Financial Cl. A	1,300,000	21,268,000
		197,563,164
Insurance - 3.7%
Alleghany Corporation [1]	53,143	42,395,360
ProAssurance Corporation	627,765	25,280,096
		67,675,456
Thrifts & Mortgage Finance - 2.4%
Genworth MI Canada	1,092,965	43,393,561
Total		308,632,181

Health Care – 3.1%
Health Care Equipment & Supplies - 1.1%
Mesa Laboratories	84,001	19,972,918
Health Care Technology - 0.6%
Medidata Solutions [1]	115,000	10,522,500
Life Sciences Tools & Services - 1.4%
Bio-Techne	131,600	25,750,172
Total		56,245,590

Industrials – 35.5%
Air Freight & Logistics - 1.8%
Forward Air	511,649	32,602,274
Building Products - 1.4%
Simpson Manufacturing	379,400	26,318,978
Commercial Services & Supplies - 1.9%
Ritchie Bros. Auctioneers	853,309	34,047,029
Construction & Engineering - 1.9%
Valmont Industries	242,800	33,613,232
Industrial Conglomerates - 0.9%
Raven Industries	512,882	17,161,032
Machinery - 18.7%
CIRCOR International [1]	424,287	15,931,977
Colfax Corporation [1,2]	1,343,500	39,042,110
Franklin Electric	235,783	11,272,785
Helios Technologies	822,746	33,378,805
John Bean Technologies	432,223	42,975,933
Kadant	173,144	15,200,312
Lincoln Electric Holdings	578,717	50,209,487
Lindsay Corporation	419,570	38,957,075
RBC Bearings [1]	138,600	22,995,126
Tennant Company	280,009	19,796,636
Woodward	437,286	47,152,549
		336,912,795
Marine - 4.0%
Clarkson	510,106	15,366,414
Kirby Corporation [1]	684,400	56,230,304
		71,596,718
Road & Rail - 1.7%
Landstar System	267,700	30,137,666
Trading Companies & Distributors - 3.2%
Air Lease Cl. A	1,372,100	57,381,222
Total		639,770,946

Information Technology – 19.4%
Electronic Equipment, Instruments & Components - 8.5%
Anixter International [1]	231,882	16,027,684
Cognex Corporation	572,394	28,121,717
Coherent [1]	244,045	37,514,598
IPG Photonics [1]	114,024	15,461,654
National Instruments	930,900	39,088,491
nLIGHT [1]	1,132,000	17,727,120
		153,941,264
IT Services - 1.1%
Jack Henry & Associates	133,763	19,525,385
Semiconductors & Semiconductor Equipment - 5.7%
Cabot Microelectronics	386,283	54,547,023
MKS Instruments	513,769	47,410,603
		101,957,626
Software - 4.1%
Fair Isaac [1]	120,711	36,638,202
Manhattan Associates [1]	464,700	37,487,349
		74,125,551
Total		349,549,826

Materials – 9.8%
Chemicals - 5.8%
Innospec	349,030	31,112,534
Minerals Technologies	481,785	25,577,966
Quaker Chemical	300,855	47,577,210
		104,267,710
Metals & Mining - 2.2%
Reliance Steel & Aluminum	401,528	40,016,280
Paper & Forest Products - 1.8%
Stella-Jones	1,113,000	32,520,082
Total		176,804,072

Real Estate – 1.3%
Real Estate Management & Development - 1.3%
Kennedy-Wilson Holdings	1,057,100	23,171,632
Total		23,171,632

TOTAL COMMON STOCKS
(Cost $1,037,081,486)		1,736,802,727

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $70,737,688 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 3/31/25, valued at $72,156,087)
(Cost $70,737,000)		70,737,000

TOTAL INVESTMENTS – 100.2%
(Cost $1,107,818,486)		1,807,539,727

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(4,189,746)

NET ASSETS – 100.0%		$1,803,349,981

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 90.9%

Communication Services – 1.0%
Media - 1.0%
Saga Communications Cl. A	57,582	$1,713,064
Total		1,713,064

Consumer Discretionary – 13.9%
Auto Components - 0.9%
Gentex Corporation	29,727	818,533
Stoneridge [1]	25,798	798,964
		1,617,497
Hotels, Restaurants & Leisure - 1.6%
Hilton Grand Vacations [1]	86,223	2,759,136
Household Durables - 1.1%
La-Z-Boy	55,998	1,880,973
Internet & Direct Marketing Retail - 0.0%
Points International [1]	5,000	54,850
Specialty Retail - 8.0%
American Eagle Outfitters	181,845	2,949,526
Caleres	136,531	3,196,191
Designer Brands Cl. A	193,740	3,316,829
Rent-A-Center	39,900	1,029,021
Shoe Carnival	98,470	3,191,412
		13,682,979
Textiles, Apparel & Luxury Goods - 2.3%
G-III Apparel Group [1]	119,400	3,076,938
Steven Madden	22,949	821,345
		3,898,283
Total		23,893,718

Consumer Staples – 1.3%
Food & Staples Retailing - 1.3%
Village Super Market Cl. A	83,518	2,209,051
Total		2,209,051

Energy – 5.6%
Energy Equipment & Services - 1.1%
Helmerich & Payne	48,584	1,946,761
Oil, Gas & Consumable Fuels - 4.5%
Alliance Resource Partners L.P.	148,392	2,375,756
Bonanza Creek Energy [1]	75,163	1,682,900
Laredo Petroleum [1,2]	708,255	1,706,894
Penn Virginia [1]	66,240	1,925,597
		7,691,147
Total		9,637,908

Financials – 25.7%
Banks - 12.0%
Ames National	88,620	2,535,418
Bar Harbor Bankshares	35,371	881,799
Camden National	61,201	2,651,227
City Holding Company	32,176	2,453,420
CNB Financial	87,567	2,513,173
Codorus Valley Bancorp	27,409	637,533
Financial Institutions	44,425	1,340,747
Landmark Bancorp	24,029	559,395
MidWestOne Financial Group	18,388	561,202
National Bankshares	64,363	2,577,738
Northrim BanCorp	54,688	2,169,473
Unity Bancorp	72,512	1,606,141
		20,487,266
Capital Markets - 3.3%
Houlihan Lokey Cl. A	56,295	2,538,904
Moelis & Company Cl. A	42,895	1,409,101
Pzena Investment Management Cl. A	191,756	1,710,464
		5,658,469
Insurance - 2.5%
James River Group Holdings	16,622	851,711
Kingstone Companies	93,681	798,162
Reinsurance Group of America	16,936	2,707,728
		4,357,601
Thrifts & Mortgage Finance - 7.9%
Genworth MI Canada	99,389	3,946,002
Southern Missouri Bancorp	46,154	1,681,390
Timberland Bancorp	51,174	1,407,285
TrustCo Bank Corp. NY	330,850	2,696,428
WSFS Financial	85,626	3,776,107
		13,507,212
Total		44,010,548

Health Care – 1.6%
Health Care Providers & Services - 1.0%
AMN Healthcare Services [1]	14,017	806,818
Ensign Group (The)	19,165	908,996
		1,715,814
Pharmaceuticals - 0.6%
Supernus Pharmaceuticals [1]	33,800	928,824
Total		2,644,638

Industrials – 27.0%
Aerospace & Defense - 1.0%
Magellan Aerospace	131,300	1,475,682
Vectrus [1]	3,900	158,535
		1,634,217
Airlines - 5.2%
Allegiant Travel	22,430	3,356,874
Hawaiian Holdings	93,014	2,442,548
Spirit Airlines [1,2]	87,398	3,172,547
		8,971,969
Building Products - 0.9%
Apogee Enterprises	38,587	1,504,507
Commercial Services & Supplies - 2.5%
Herman Miller	39,699	1,829,727
Kimball International Cl. B	130,174	2,512,358
		4,342,085
Construction & Engineering - 0.5%
Comfort Systems USA	19,038	842,051
Electrical Equipment - 1.0%
EnerSys	26,420	1,742,135
Machinery - 6.3%
Alamo Group	6,963	819,684
Commercial Vehicle Group [1]	334,315	2,410,411
Federal Signal	25,810	845,019
Meritor [1]	141,001	2,608,519
Miller Industries	125,803	4,189,240
		10,872,873
Professional Services - 5.5%
Heidrick & Struggles International	97,134	2,651,758
Kforce	27,409	1,037,019
Korn Ferry	57,593	2,225,394
Resources Connection	106,885	1,815,976
Robert Half International	16,016	891,451
TrueBlue [1]	36,600	772,260
		9,393,858
Road & Rail - 3.3%
ArcBest	74,270	2,261,521
Old Dominion Freight Line	4,864	826,734
Saia [1]	8,841	828,402
Werner Enterprises	47,954	1,692,776
		5,609,433
Trading Companies & Distributors - 0.8%
BMC Stock Holdings [1]	54,634	1,430,318
Total		46,343,446

Information Technology – 12.7%
Electronic Equipment, Instruments & Components - 9.8%
Fabrinet [1]	30,954	1,618,894
Insight Enterprises [1]	75,583	4,209,217
PC Connection	82,600	3,213,140
Sanmina Corporation [1]	113,741	3,652,224
Vishay Intertechnology	171,139	2,897,383
Vishay Precision Group [1]	36,487	1,194,585
		16,785,443
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries [1]	22,265	1,278,234
Kulicke & Soffa Industries	106,969	2,511,632
MKS Instruments	12,280	1,133,198
		4,923,064
Total		21,708,507

Materials – 1.0%
Metals & Mining - 1.0%
Mayville Engineering [1]	131,656	1,736,543
Total		1,736,543

Real Estate – 1.1%
Real Estate Management & Development - 1.1%
Marcus & Millichap [1]	51,600	1,831,284
Total		1,831,284

TOTAL COMMON STOCKS
(Cost $132,653,972)		155,728,707

REPURCHASE AGREEMENT – 9.4%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $16,165,157 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 8/15/27, valued at $16,491,112)
(Cost $16,165,000)		16,165,000

TOTAL INVESTMENTS – 100.3%
(Cost $148,818,972)		171,893,707

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(521,956)

NET ASSETS – 100.0%		$171,371,751

SCHEDULES OF INVESTMENTS

ROYCE SMALLER-COMPANIES GROWTH FUND
SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.2%

Communication Services – 2.4%
Diversified Telecommunication Services - 0.7%
Bandwidth Cl. A [1,2]	26,000	$1,692,860
Entertainment - 1.4%
Sea Cl. A ADR [1,2]	118,000	3,652,100
Media - 0.3%
Marchex Cl. B [1]	236,099	741,351
Total		6,086,311

Consumer Discretionary – 9.2%
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions [1]	15,000	2,287,500
Hotels, Restaurants & Leisure - 1.1%
Allied Esports Entertainment [1,2]	180,000	941,400
Texas Roadhouse	36,000	1,890,720
		2,832,120
Household Durables - 3.1%
Cavco Industries [1]	10,000	1,920,900
Lovesac Company (The) [1,2]	192,666	3,597,074
Skyline Champion [1]	80,000	2,407,200
		7,925,174
Internet & Direct Marketing Retail - 0.3%
Etsy [1]	15,000	847,500
Leisure Products - 0.7%
Callaway Golf	98,000	1,902,180
Specialty Retail - 2.5%
Carvana Cl. A [1,2]	28,000	1,848,000
Five Below [1]	11,000	1,387,100
Monro	40,000	3,160,400
		6,395,500
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear	15,000	1,453,350
Total		23,643,324

Consumer Staples – 1.4%
Food Products - 1.4%
Freshpet [1]	73,000	3,633,210
Total		3,633,210

Energy – 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Magnolia Oil & Gas Cl. A [1,2]	128,000	1,420,800
Viper Energy Partners L.P.	35,000	968,450
Total		2,389,250

Financials – 6.8%
Banks - 3.6%
Enterprise Financial Services	41,500	1,691,125
Seacoast Banking Corporation of Florida [1]	82,000	2,075,420
Southern National Bancorp of Virginia	59,000	908,010
TriState Capital Holdings [1]	161,057	3,388,639
Webster Financial	26,000	1,218,620
		9,281,814
Capital Markets - 2.2%
MarketAxess Holdings	9,000	2,947,500
Northern Trust	22,000	2,053,040
PJT Partners Cl. A	18,000	732,600
		5,733,140
Thrifts & Mortgage Finance - 1.0%
LendingTree [1]	8,000	2,483,440
Total		17,498,394

Health Care – 23.5%
Biotechnology - 7.4%
Avid Bioservices [1,2]	334,000	1,770,200
CareDx [1]	42,000	949,620
Myriad Genetics [1]	191,000	5,468,330
Natera [1,2]	37,000	1,213,600
Oxford Biomedica [1]	224,000	1,487,263
REGENXBIO [1,2]	60,000	2,136,000
uniQure [1]	60,000	2,361,600
Veracyte [1,2]	147,150	3,531,600
		18,918,213
Health Care Equipment & Supplies - 7.7%
Alphatec Holdings [1]	232,000	1,164,640
Apyx Medical [1,2]	272,415	1,844,250
Avedro [1]	25,000	567,500
CONMED Corporation	29,000	2,788,350
CryoPort [1]	265,198	4,337,313
Glaukos Corporation [1,2]	16,000	1,000,160
Penumbra [1]	17,000	2,286,330
ViewRay [1]	563,000	1,632,700
West Pharmaceutical Services	29,000	4,112,780
		19,734,023
Health Care Providers & Services - 3.9%
Addus HomeCare [1]	30,000	2,378,400
Ensign Group (The)	36,000	1,707,480
Joint Corp. (The) [1,2]	140,000	2,605,400
PetIQ Cl. A [1,2]	93,000	2,535,180
Viemed Healthcare [1]	103,000	710,586
		9,937,046
Health Care Technology - 0.6%
Tabula Rasa HealthCare [1,2]	29,000	1,593,260
Life Sciences Tools & Services - 2.9%
Fluidigm Corporation [1]	122,400	566,712
Harvard Bioscience [1]	508,600	1,563,945
Medpace Holdings [1,2]	15,000	1,260,600
PureTech Health [1]	600,000	1,866,456
Quanterix Corporation [1]	97,600	2,143,296
		7,401,009
Pharmaceuticals - 1.0%
Evolus [1,2]	128,000	1,999,360
Intersect ENT [1]	40,000	680,400
		2,679,760
Total		60,263,311

Industrials – 10.1%
Aerospace & Defense - 4.0%
AeroVironment [1,2]	49,000	2,624,440
BWX Technologies	41,000	2,345,610
Cubic Corporation	49,000	3,451,070
Kratos Defense & Security Solutions [1]	101,000	1,878,095
		10,299,215
Building Products - 0.1%
DIRTT Environmental Solutions [1]	85,000	384,308
Electrical Equipment - 1.1%
American Superconductor [1]	269,349	2,111,696
Vicor [1]	22,000	649,440
		2,761,136
Machinery - 1.4%
Energy Recovery [1,2]	126,000	1,167,390
Proto Labs [1]	7,000	714,700
Woodward	15,000	1,617,450
		3,499,540
Professional Services - 2.0%
GP Strategies [1]	398,282	5,113,941
Trading Companies & Distributors - 1.5%
Lawson Products [1]	96,000	3,718,080
Total		25,776,220

Information Technology – 37.7%
Communications Equipment - 2.0%
Lumentum Holdings [1,2]	63,000	3,374,280
Viavi Solutions [1]	125,000	1,750,625
		5,124,905
Electronic Equipment, Instruments & Components - 7.2%
Airgain [1]	68,411	803,829
FLIR Systems	48,600	2,555,874
Iteris [1,2]	1,607,000	9,232,215
Knowles Corporation [1,2]	132,000	2,684,880
Rogers Corporation [1]	14,000	1,913,940
Vishay Precision Group [1]	36,000	1,178,640
		18,369,378
IT Services - 4.8%
Twilio Cl. A [1,2]	10,000	1,099,600
Unisys Corporation [1]	691,000	5,134,130
USA Technologies [1,4]	821,996	6,008,791
		12,242,521
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Energy Industries [1]	27,000	1,550,070
Ambarella [1]	34,000	2,136,390
AXT [1]	393,000	1,399,080
Brooks Automation	81,000	2,999,430
CyberOptics Corporation [1]	118,000	1,689,760
First Solar [1,2]	23,000	1,334,230
MagnaChip Semiconductor [1]	249,961	2,534,605
Nanometrics [1]	61,000	1,989,820
Silicon Laboratories [1]	29,000	3,229,150
		18,862,535
Software - 16.4%
Alarm.com Holdings [1,2]	32,000	1,492,480
Avalara [1]	38,000	2,557,020
Coupa Software [1,2]	27,000	3,498,390
Descartes Systems Group (The) [1]	54,000	2,176,740
Envestnet [1,2]	22,000	1,247,400
ForeScout Technologies [1]	59,000	2,237,280
LivePerson [1,2]	90,000	3,213,000
Manhattan Associates [1]	42,000	3,388,140
Materialise ADR [1,2]	270,577	5,000,263
Mitek Systems [1,2]	206,000	1,987,900
Paylocity Holding Corporation [1]	89,786	8,761,318
Pluralsight Cl. A [1,2]	30,000	503,850
QAD Cl. A	45,000	2,078,100
RingCentral Cl. A [1]	31,000	3,895,460
		42,037,341
Total		96,636,680

Real Estate – 3.2%
Equity Real Estate Investment Trusts (REITs) - 3.2%
Community Healthcare Trust	128,000	5,702,400
Postal Realty Trust Cl. A	155,000	2,455,200
Total		8,157,600

TOTAL COMMON STOCKS
(Cost $196,801,015)		244,084,300

REPURCHASE AGREEMENT – 5.6%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $14,341,139 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 8/15/27, valued at $14,630,227)
(Cost $14,341,000)		14,341,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 3.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-1.8605%)
(Cost $8,438,127)		8,438,127

TOTAL INVESTMENTS – 104.1%
(Cost $219,580,142)		266,863,427

LIABILITIES LESS CASH
AND OTHER ASSETS – (4.1)%		(10,492,062)

NET ASSETS – 100.0%		$256,371,365

SCHEDULES OF INVESTMENTS

ROYCE SPECIAL EQUITY FUND

SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 81.0%

Communication Services – 9.6%
Media - 9.6%
Meredith Corporation	1,425,700	$52,266,162
Scholastic Corporation	1,480,000	55,884,800
Total		108,150,962

Consumer Discretionary – 21.4%
Auto Components - 10.9%
Cooper Tire & Rubber	1,080,000	28,209,600
Gentex Corporation	1,020,000	28,085,700
Standard Motor Products [5]	1,370,000	66,513,500
		122,808,800
Automobiles - 1.6%
Winnebago Industries	464,000	17,794,400
Hotels, Restaurants & Leisure - 0.5%
Bowl America Cl. A [5]	375,000	5,591,250
Household Durables - 3.1%
Flexsteel Industries [5]	774,000	11,470,680
Hooker Furniture [5]	1,124,000	24,098,560
		35,569,240
Leisure Products - 1.3%
Johnson Outdoors Cl. A	244,236	14,302,460
Specialty Retail - 4.0%
Children's Place	382,000	29,410,180
Haverty Furniture	769,000	15,587,630
		44,997,810
Total		241,063,960

Consumer Staples – 3.5%
Food & Staples Retailing - 2.1%
Weis Markets	608,000	23,189,120
Food Products - 1.4%
John B Sanfilippo & Son	162,000	15,649,200
Total		38,838,320

Industrials – 20.3%
Aerospace & Defense - 3.3%
National Presto Industries [5]	415,000	36,972,350
Building Products - 2.1%
Insteel Industries [5]	1,145,000	23,506,850
Commercial Services & Supplies - 1.5%
Ennis	855,000	17,279,550
Construction & Engineering - 1.2%
Argan	336,051	13,203,444
Electrical Equipment - 6.1%
Hubbell Incorporated	526,000	69,116,400
Machinery - 4.1%
Gencor Industries [1,5]	1,140,000	13,235,400
Hurco Companies [5]	630,000	20,267,100
Miller Industries	367,668	12,243,344
		45,745,844
Professional Services - 1.1%
Resources Connection	695,000	11,808,050
Trading Companies & Distributors - 0.9%
BMC Stock Holdings [1]	390,000	10,210,200
Total		227,842,688

Information Technology – 14.2%
Electronic Equipment, Instruments & Components - 4.8%
AVX Corporation	2,370,000	36,024,000
Vishay Intertechnology	1,090,000	18,453,700
		54,477,700
IT Services - 6.0%
Computer Services [4,5]	1,490,000	67,050,000
Semiconductors & Semiconductor Equipment - 3.4%
Axcelis Technologies [1]	558,050	9,537,075
Kulicke & Soffa Industries	1,244,000	29,209,120
		38,746,195
Total		160,273,895

Materials – 7.6%
Chemicals - 3.1%
Huntsman Corporation	1,484,000	34,517,840
Paper & Forest Products - 4.5%
Louisiana-Pacific	760,000	18,680,800
Mercer International	1,101,000	13,806,540
Verso Corporation Cl. A [1]	1,507,719	18,665,561
		51,152,901
Total		85,670,741

Real Estate – 4.4%
Real Estate Management & Development - 4.4%
Marcus & Millichap [1]	1,405,000	49,863,450
Total		49,863,450

TOTAL COMMON STOCKS
(Cost $736,925,231)		911,704,016

REPURCHASE AGREEMENT – 19.2%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $216,274,103 (collateralized
by obligations of various U.S. Government
Agencies, 2.25% due 8/15/27, valued at $220,601,382)
(Cost $216,272,000)		216,272,000

TOTAL INVESTMENTS – 100.2%
(Cost $953,197,231)		1,127,976,016

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(2,205,113)

NET ASSETS – 100.0%		$1,125,770,903

SCHEDULES OF INVESTMENTS

ROYCE TOTAL RETURN FUND

SEPTEMBER 30, 2019 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 97.4%

Communication Services – 1.7%
Diversified Telecommunication Services - 0.6%
ATN International	153,681	$8,970,360
IDT Corporation Cl. B [1]	38,033	400,488
		9,370,848
Media - 1.0%
Gannett Company	167,708	1,801,184
Meredith Corporation	352,935	12,938,597
		14,739,781
Wireless Telecommunication Services - 0.1%
Telephone and Data Systems	46,859	1,208,962
Total		25,319,591

Consumer Discretionary – 6.6%
Auto Components - 1.7%
Gentex Corporation	337,269	9,286,702
LCI Industries	86,470	7,942,270
Nokian Renkaat	142,529	4,020,446
Standard Motor Products	75,682	3,674,361
Superior Industries International [1]	235,225	679,800
		25,603,579
Automobiles - 0.3%
Thor Industries	95,636	5,416,823
Distributors - 0.1%
Core-Mark Holding	16,260	522,190
Weyco Group	43,033	972,976
		1,495,166
Hotels, Restaurants & Leisure - 0.4%
Cheesecake Factory	135,239	5,636,762
Household Durables - 1.1%
Ethan Allen Interiors	428,754	8,189,201
La-Z-Boy	236,022	7,927,979
		16,117,180
Multiline Retail - 0.0%
Big Lots	31,407	769,472
Specialty Retail - 2.9%
American Eagle Outfitters	507,023	8,223,913
Bed Bath & Beyond	92,503	984,232
Buckle (The)	57,622	1,187,013
Caleres	340,179	7,963,590
Cato Corporation (The) Cl. A	60,133	1,058,942
Chico's FAS	303,420	1,222,783
Designer Brands Cl. A	448,319	7,675,221
Rent-A-Center	290,500	7,491,995
Shoe Carnival	276,172	8,950,735
		44,758,424
Textiles, Apparel & Luxury Goods - 0.1%
J.G. Boswell Company [4]	982	665,796
Movado Group	37,390	929,515
		1,595,311
Total		101,392,717
Consumer Staples – 3.1%
Beverages - 0.1%
Compania Cervecerias Unidas ADR	82,206	1,824,151
Food & Staples Retailing - 0.4%
Village Super Market Cl. A	261,925	6,927,916
Food Products - 2.4%
Flowers Foods	260,538	6,026,244
Fresh Del Monte Produce	181,935	6,205,803
Hershey Creamery [4]	677	2,775,700
Lancaster Colony	46,685	6,472,875
Tootsie Roll Industries	416,654	15,474,530
		36,955,152
Household Products - 0.1%
Spectrum Brands Holdings	4,075	214,838
WD-40 Company	4,622	848,322
		1,063,160
Personal Products - 0.1%
Nu Skin Enterprises Cl. A	29,448	1,252,423
Total		48,022,802

Diversified Investment Companies – 0.2%
Closed-End Funds - 0.2%
Eagle Point Income	123,300	2,385,855
Total		2,385,855

Energy – 2.9%
Energy Equipment & Services - 1.5%
Core Laboratories	50,000	2,331,000
Helmerich & Payne	149,331	5,983,693
RPC	255,654	1,434,219
TGS-NOPEC Geophysical	530,159	13,455,531
		23,204,443
Oil, Gas & Consumable Fuels - 1.4%
Alliance Resource Partners L.P.	401,957	6,435,331
Arch Coal	9,444	700,745
Brigham Minerals Cl. A	50,000	995,000
Dorchester Minerals L.P.	249,438	4,652,019
PBF Energy Cl. A	84,510	2,297,827
Permian Basin Royalty Trust	859,344	4,459,995
Sabine Royalty Trust	8,810	382,266
San Juan Basin Royalty Trust [1]	580,344	1,752,639
		21,675,822
Total		44,880,265

Financials – 35.4%
Banks - 12.4%
Ames National	256,157	7,328,652
Associated Banc-Corp	541,093	10,957,133
Bank of Hawaii	226,755	19,485,057
Bank of N.T. Butterfield & Son	106,139	3,145,960
Bank OZK	59,958	1,635,055
Bar Harbor Bankshares	215,375	5,369,299
BLOM Bank Cl. B GDR	225,597	1,522,780
BOK Financial	246,191	19,486,018
Camden National	177,950	7,708,794
Canadian Western Bank	498,441	12,513,226
City Holding Company	100,249	7,643,986
CNB Financial	275,726	7,913,336
Codorus Valley Bancorp	32,842	763,905
Farmers & Merchants Bank of Long Beach [4]	403	3,193,775
Financial Institutions	255,631	7,714,944
First Citizens BancShares Cl. A	52,897	24,943,580
First National Bank Alaska [4]	24,310	5,810,090
First of Long Island (The)	57,401	1,305,873
Hanmi Financial	73,098	1,372,780
Landmark Bancorp	81,338	1,893,549
National Bankshares	130,677	5,233,614
Northrim BanCorp	129,900	5,153,133
Peapack-Gladstone Financial	383,376	10,746,029
Popular	223,226	12,072,062
Unity Bancorp	184,877	4,095,025
		189,007,655
Capital Markets - 11.5%
AllianceBernstein Holding L.P.	371,187	10,894,338
Ares Management Cl. A	957,313	25,665,562
Artisan Partners Asset Management Cl. A	118,735	3,353,076
Ashmore Group	2,259,996	14,060,612
Associated Capital Group Cl. A	158,592	5,644,289
Bolsa Mexicana de Valores	4,831,182	9,119,364
Cohen & Steers	301,740	16,574,578
Coronation Fund Managers	470,890	1,296,230
Egyptian Financial Group-Hermes
Holding Company	1,298,385	1,539,240
Federated Investors Cl. B	261,733	8,482,767
GAMCO Investors Cl. A	155,498	3,039,986
Golub Capital BDC	164,400	3,097,296
Houlihan Lokey Cl. A	249,213	11,239,506
Lazard Cl. A	154,516	5,408,060
Moelis & Company Cl. A	197,190	6,477,692
MVC Capital	271,389	2,415,362
Pzena Investment Management Cl. A	447,206	3,989,078
Rothschild & Co	47,542	1,362,824
Sculptor Capital Management Cl. A [2]	57,638	1,122,788
Sprott	3,448,362	8,120,836
TMX Group	266,024	22,958,965
Virtu Financial Cl. A	498,089	8,148,736
Waddell & Reed Financial Cl. A	72,305	1,242,200
Westwood Holdings Group	18,820	520,749
		175,774,134
Diversified Financial Services - 0.2%
First Pacific	638,477	244,387
Jefferies Financial Group	163,003	2,999,255
		3,243,642
Insurance - 8.7%
Alleghany Corporation [1]	24,880	19,848,269
Assured Guaranty	254,266	11,304,666
E-L Financial	41,252	23,385,526
Employers Holdings	30,273	1,319,297
Erie Indemnity Cl. A	149,614	27,775,839
First American Financial	108,489	6,401,936
Horace Mann Educators	16,191	750,129
James River Group Holdings	77,369	3,964,388
Kingstone Companies	32,833	279,737
Mercury General	61,295	3,425,165
ProAssurance Corporation	245,230	9,875,412
Reinsurance Group of America	41,954	6,707,606
RLI Corp.	109,744	10,196,315
State Auto Financial	170,867	5,534,382
Universal Insurance Holdings	36,938	1,107,771
		131,876,438
Thrifts & Mortgage Finance - 2.6%
Genworth MI Canada	341,750	13,568,366
New York Community Bancorp	154,228	1,935,561
Southern Missouri Bancorp	125,460	4,570,508
Timberland Bancorp	149,242	4,104,155
TrustCo Bank Corp. NY	935,433	7,623,779
WSFS Financial	172,888	7,624,361
		39,426,730
Total		539,328,599

Health Care – 1.3%
Health Care Equipment & Supplies - 1.0%
Atrion Corporation	4,995	3,891,954
Hill-Rom Holdings	91,996	9,680,739
Meridian Bioscience [1]	99,545	944,682
		14,517,375
Health Care Providers & Services - 0.3%
Ensign Group (The)	111,349	5,281,283
Total		19,798,658

Industrials – 26.4%
Aerospace & Defense - 1.7%
HEICO Corporation	173,533	21,670,801
Magellan Aerospace	342,521	3,849,596
		25,520,397
Airlines - 1.0%
Allegiant Travel	51,708	7,738,619
Hawaiian Holdings	308,034	8,088,973
		15,827,592
Building Products - 0.3%
Apogee Enterprises	106,928	4,169,123
Commercial Services & Supplies - 6.5%
ABM Industries	335,937	12,201,232
ACCO Brands	131,700	1,299,879
Ennis	26,704	539,688
Herman Miller	88,660	4,086,339
HNI Corporation	301,047	10,687,169
Kimball International Cl. B	789,026	15,228,202
McGrath RentCorp	233,734	16,265,549
Mobile Mini	105,000	3,870,300
MSA Safety	110,691	12,077,495
Ritchie Bros. Auctioneers	548,937	21,902,586
Tetra Tech	16,044	1,391,977
		99,550,416
Construction & Engineering - 0.8%
Arcosa	159,334	5,450,816
Argan	175,250	6,885,573
		12,336,389
Electrical Equipment - 2.3%
EnerSys	110,316	7,274,237
GrafTech International	154,219	1,974,003
Hubbell Incorporated	135,953	17,864,224
Preformed Line Products	144,119	7,867,457
		34,979,921
Industrial Conglomerates - 0.9%
Raven Industries	383,640	12,836,595
Machinery - 8.1%
Federal Signal	200,672	6,570,001
Franklin Electric	329,956	15,775,196
Gorman-Rupp Company (The)	289,740	10,080,054
Hillenbrand	57,890	1,787,643
Kadant	18,287	1,605,416
Lincoln Electric Holdings	125,101	10,853,763
Lindsay Corporation	134,781	12,514,416
Miller Industries	279,767	9,316,241
Mueller Industries	254,440	7,297,339
Nordson Corporation	33,295	4,869,727
Standex International	16,021	1,168,572
Starrett (L.S.) Company (The) Cl. A [1]	139,962	811,780
Tennant Company	246,943	17,458,870
Trinity Industries	478,003	9,407,099
Woodward	128,553	13,861,870
		123,377,987
Marine - 0.9%
Clarkson	473,771	14,271,860
Professional Services - 2.8%
Exponent	19,429	1,358,087
Forrester Research [1]	26,330	846,246
Heidrick & Struggles International	279,448	7,628,931
Kforce	118,186	4,471,567
Korn Ferry	198,341	7,663,896
ManpowerGroup	111,133	9,361,844
Resources Connection	311,965	5,300,285
Robert Half International	101,021	5,622,829
		42,253,685
Road & Rail - 0.4%
Werner Enterprises	178,646	6,306,204
Trading Companies & Distributors - 0.7%
Air Lease Cl. A	108,346	4,531,030
Applied Industrial Technologies	38,846	2,206,453
Systemax	175,754	3,868,345
		10,605,828
Total		402,035,997

Information Technology – 5.5%
Communications Equipment - 0.1%
ADTRAN	58,908	668,311
Electronic Equipment, Instruments & Components - 3.4%
AVX Corporation	745,821	11,336,479
Bel Fuse Cl. A	15,516	212,724
Methode Electronics	472,870	15,907,347
National Instruments	210,741	8,849,015
PC Connection	204,161	7,941,863
Vishay Intertechnology	456,906	7,735,419
		51,982,847
IT Services - 0.9%
KBR	428,746	10,521,427
MAXIMUS	34,023	2,628,617
		13,150,044
Semiconductors & Semiconductor Equipment - 0.7%
Kulicke & Soffa Industries	223,826	5,255,434
MKS Instruments	65,739	6,066,395
		11,321,829
Software - 0.4%
j2 Global [1]	70,060	6,362,849
Total		83,485,880

Materials – 9.3%
Chemicals - 4.5%
Albemarle Corporation	89,218	6,202,435
Balchem Corporation	111,621	11,071,687
Cabot Corporation	276,359	12,524,590
Chase Corporation	92,066	10,071,100
FutureFuel Corporation	86,343	1,030,936
Minerals Technologies	88,392	4,692,731
Quaker Chemical	130,928	20,704,954
Trinseo	44,955	1,930,817
		68,229,250
Containers & Packaging - 1.6%
AptarGroup	70,061	8,298,725
Sonoco Products	269,700	15,699,237
		23,997,962
Metals & Mining - 2.8%
Carpenter Technology	108,024	5,580,520
Ferroglobe (Warranty Insurance Trust) [1,3]	569,803	0
Franco-Nevada	64,859	5,912,546
Gold Fields ADR	1,181,593	5,813,438
Haynes International	225,684	8,088,515
Royal Gold	16,191	1,994,893
Schnitzer Steel Industries Cl. A	163,084	3,369,315
Worthington Industries	344,622	12,423,623
		43,182,850
Paper & Forest Products - 0.4%
Domtar Corporation	133,512	4,781,065
Neenah	7,842	510,671
Schweitzer-Mauduit International	32,459	1,215,265
		6,507,001
Total		141,917,063

Real Estate – 1.3%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Lexington Realty Trust	284,440	2,915,510
Real Estate Management & Development - 1.1%
Kennedy-Wilson Holdings	740,908	16,240,703
Total		19,156,213

Utilities – 3.7%
Electric Utilities - 1.0%
ALLETE	168,763	14,751,574
Spark Energy Cl. A	106,689	1,125,569
		15,877,143
Water Utilities - 2.7%
Aqua America	356,185	15,967,773
SJW Group	286,362	19,555,661
York Water	129,330	5,646,548
		41,169,982
Total		57,047,125

TOTAL COMMON STOCKS
(Cost $901,955,555)		1,484,770,765

PREFERRED STOCK – 0.1%
Chicken Soup For The Soul Entertainment
9.75 % Ser. A	80,000	2,012,800
(Cost $2,013,440)		2,012,800

	PRINCIPAL AMOUNT
CORPORATE BONDS – 0.3%
Meritor 6.25%
due 2/15/24	$825,000	848,719
Unit Corporation 6.625%
due 5/15/21	4,269,155	3,233,885
TOTAL CORPORATE BONDS
(Cost $4,776,882)		4,082,604

REPURCHASE AGREEMENT – 2.4%
Fixed Income Clearing Corporation,
0.35% dated 9/30/19, due 10/1/19,
maturity value $36,883,359 (collateralized
by obligations of various U.S. Government
Agencies, 2.625% due 3/31/25, valued at $37,622,588)
(Cost $36,883,000)		36,883,000

TOTAL INVESTMENTS – 100.2%
(Cost $945,628,877)		1,527,749,169

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(3,106,763)

NET ASSETS – 100.0%		$1,524,642,406

ADR – American Depository Receipt

[1]	Non-income producing.

[2]	All or a portion of these securities were on loan at September 30, 2019.

[3]	Securities for which market quotations are not readily available represent 0.3%, 0.0% and 0.0% of net assets for Royce Micro-Cap Fund, Royce Pennsylvania Mutual Fund and Royce Total Return Fund. These securities have been valued at their fair value under procedures approved by the Fund's Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[4]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.

[5]	At September 30, 2019, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Royce International Premier Fund are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:

At September 30, 2019, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized
	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation
Royce Dividend Value Fund	$63,439,477	$37,408,042	$40,160,274	$2,752,232
Royce Global Financial Services Fund	26,888,112	9,382,612	11,010,608	1,627,996
Royce International Premier Fund	615,451,277	42,405,326	59,996,152	17,590,826
Royce Micro-Cap Fund	270,755,111	53,892,083	77,750,538	23,858,455
Royce Opportunity Fund	868,772,235	50,424,918	144,621,889	94,196,971
Royce Pennsylvania Mutual Fund	1,261,802,375	612,238,036	664,631,389	52,393,353
Royce Premier Fund	1,108,868,452	698,671,275	727,527,885	28,856,610
Royce Small-Cap Value Fund	149,163,299	22,730,408	29,581,193	6,850,785
Royce Smaller-Companies Growth Fund	220,318,655	46,544,772	60,822,312	14,277,540
Royce Special Equity Fund	953,286,245	174,689,771	229,601,016	54,911,245
Royce Total Return Fund	948,621,502	579,127,667	611,136,779	32,009,112

The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Trust's Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.

Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2019. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total
Royce Dividend Value Fund
Common Stocks	$98,460,519	$–	$–	$98,460,519
Repurchase Agreement	–	2,387,000	–	2,387,000
Royce Global Financial Services Fund
Common Stocks	35,151,724	–	–	35,151,724
Repurchase Agreement	–	1,119,000	–	1,119,000
Royce International Premier Fund
Common Stocks	626,320,728	–	–	626,320,728
Preferred Stocks	15,023,875	–	–	15,023,875
Repurchase Agreement	–	16,512,000	–	16,512,000
Royce Micro-Cap Fund
Common Stocks	309,671,360	729,270	828,000	311,228,630
Repurchase Agreement	–	11,774,000	–	11,774,000
Money Market Fund/Collateral Received for Securities Loaned	1,644,564	–	–	1,644,564
Royce Opportunity Fund
Common Stocks	842,338,995	1,680,300	–	844,019,295
Repurchase Agreement	–	46,514,000	–	46,514,000
Money Market Fund/Collateral Received for Securities Loaned	28,663,858	–	–	28,663,858
Royce Pennsylvania Mutual Fund
Common Stocks	1,854,084,861	184,500	0	1,854,269,361
Repurchase Agreement	–	11,479,000	–	11,479,000
Money Market Fund/Collateral Received for Securities Loaned	8,292,050	–	–	8,292,050
Royce Premier Fund
Common Stocks	1,736,802,727	–	–	1,736,802,727
Repurchase Agreement	–	70,737,000	–	70,737,000
Royce Small-Cap Value Fund
Common Stocks	155,728,707	–	–	155,728,707
Repurchase Agreement	–	16,165,000	–	16,165,000
Royce Smaller-Companies Growth Fund
Common Stocks	238,075,509	6,008,791	–	244,084,300
Repurchase Agreement	–	14,341,000	–	14,341,000
Money Market Fund/Collateral Received for Securities Loaned	8,438,127	–	–	8,438,127
Royce Special Equity Fund
Common Stocks	844,654,016	67,050,000	–	911,704,016
Repurchase Agreement	–	216,272,000	–	216,272,000
Royce Total Return Fund
Common Stocks	1,472,325,404	12,445,361	0	1,484,770,765
Preferred Stocks	2,012,800	–	–	2,012,800
Corporate Bonds	–	4,082,604	–	4,082,604
Repurchase Agreement	–	36,883,000	–	36,883,000

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. This is generally due to whether fair value factors have been applied. The Funds recognize transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2019, the following Fund had securities transfer from Level 1 to Level 2 within the fair value hierarchy:

Transfers From
Level 1 to Level 2
Royce Smaller-Companies Growth Fund	$6,008,791

Level 3 Reconciliation:

	Balance as			Realized	Unrealized	Balance as
	of 12/31/18	Purchases	Sales	Gain (Loss)	Gain (Loss)	of 9/30/19
Royce Micro-Cap Fund
Common Stocks	$828,000	$0	$–	$–	$–	$828,000
Royce Pennsylvania Mutual Fund
Common Stocks	–	0	–	–	–	0
Royce Total Return Fund
Common Stocks	0	–	–	–	–	0

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/19	Technique(s)	Input(s)	Range Average	Input[1]
Royce Micro-Cap Fund
Common Stocks	$828,000	Discounted Present Value Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]	This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:

The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2019 are overnight and continuous.

Securities Lending:

The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents, which are invested temporarily by the custodian, as well as non-cash collateral, which includes short and long-term U.S. Treasuries. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. If the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds or, at the option of the lending agent, to replace the securities. In the event of the bankruptcy of the borrower, the Funds could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. Loans of securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce. The following table presents cash collateral and the market value of securities on loan collateralized by cash collateral held by the Funds at September 30, 2019:

	Cash Collateral[1]	Securities on Loan Collateralized by Cash Collateral	Net Amount
Royce Micro-Cap Fund	$1,644,564	$(1,569,915)	$74,649
Royce Opportunity Fund	28,663,858	(27,414,484)	1,249,374
Royce Pennsylvania Mutual Fund	8,292,050	(8,211,606)	80,444
Royce Smaller-Companies Growth Fund	8,438,127	(8,321,625)	116,502

[1]	The remaining contractual maturity of cash collateral is overnight and continuous.

The following table presents non-cash collateral and the market value of securities on loan collateralized by non-cash collateral held by the Funds’ custodian at September 30, 2019:

	Non-Cash Collateral	Securities on Loan Collateralized by Non-Cash Collateral	Net Amount
Royce Micro-Cap Fund	$14,525,860	$(14,227,294)	$298,566
Royce Opportunity Fund	60,185,037	(58,961,594)	1,223,443
Royce Pennsylvania Mutual Fund	60,816,470	(59,576,914)	1,239,556
Royce Premier Fund	37,698,570	(36,943,698)	754,872
Royce Small-Cap Value Fund	3,603,206	(3,531,296)	71,910
Royce Smaller-Companies Growth Fund	37,273,046	(36,517,133)	755,913
Royce Total Return Fund	553,023	(542,010)	11,013

Transactions in Affiliated Companies:

An "Affiliated Company," as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company's outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2019:

Affiliated Company	Shares 12/31/18	Market Value 12/31/18	Costs of Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Dividend Income	Shares 9/30/19	Market Value 9/30/19
Royce Premier Fund
CIRCOR International¹	1,024,687	$21,825,833	$–	$25,047,554	$(5,915,558)	$25,069,256	$–
		21,825,833		–	(5,915,558)	25,069,256	–
Royce Special Equity Fund
Bowl America Cl. A	343,000	5,230,750	456,501	–	–	(96,001)	185,675	375,000	$5,591,250
Computer Services	779,000	38,950,000	1,461,346	4,775,331	1,851,276	29,562,709	876,947	1,490,000	67,050,000
Flexsteel Industries	775,000	17,112,000	162,575	177,222	(369,770)	(5,256,903)	512,160	774,000	11,470,680
Gencor Industries	1,033,500	11,337,495	1,484,378	232,818	(98,872)	745,217	–	1,140,000	13,235,400
Hooker Furniture	1,155,000	30,422,700	–	645,582	(660,688)	(5,017,870)	518,100	1,124,000	24,098,560
Hurco Companies	580,400	20,720,280	1,827,921	–	–	(2,281,101)	284,692	630,000	20,267,100
Insteel Industries	605,500	14,701,540	11,387,894	–	–	(2,582,584)	92,400	1,145,000	23,506,850
John B Sanfilippo & Son¹	911,500	50,734,090	–	65,315,934	22,542,977	7,688,067	1,946,100
National Presto Industries	421,800	49,316,856	400,302	989,942	(352,973)	(11,401,893)	2,530,800	415,000	36,972,350
Standard Motor Products	1,380,000	66,833,400	–	499,165	12,883	166,382	952,200	1,370,000	66,513,500
		305,359,111			22,924,833	11,526,023	7,899,074		268,705,690

Royce Total Return Fund
Starrett (L.S.) Company (The) Cl. A¹	387,817	2,028,283	–	1,601,142	(2,650,511)	3,035,150	–
		2,028,283			(2,650,511)	3,035,150	–

1Not an Affiliated Company at September 30, 2019.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).